As filed with the Securities and Exchange Commission on October 14, 2011

1933 Act Registration File No. 333-14943
1940 Act File No. 811-07881
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	30	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

(Check appropriate box or boxes.)

PINEBRIDGE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 4th Floor
New York, New York, 10022
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (214) 365-5200

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York 10022

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esquire
K & L Gates, LLP
1601 K Street, N.W.
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 30 to the Registration Statement of PineBridge Mutual Funds (the “Trust”) is being filed for the purpose of introducing a new series to the Trust: PineBridge Merger Arbitrage Fund.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

www.PineBridge.com/USMutualFunds	[ ], 2011

Prospectus

PineBridge Merger Arbitrage Fund

Class R Shares ([ ])	Class I Shares ([ ])

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

1.800.426.9157	www.PineBridge.com/USMutualFunds

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SUMMARY SECTION

PineBridge Merger Arbitrage Fund

INVESTMENT OBJECTIVE

The PineBridge Merger Arbitrage Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R	Class I
Management Fees	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.35%	0.00%
Other Expenses1	1.13%	1.13%
Total Annual Fund Operating Expenses	2.42%	2.07%
Fee Waiver and/or Expense Reimbursement2	-0.73%	-0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement2	1.69%	1.34%

“Other Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” include estimated acquired fund fees and expenses (“AFFE”) of 0.01%.

2
PineBridge Investments LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse the Fund’s expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.69% and 1.34% for the Class R shares and Class I shares, respectively, of each Class’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least December 31, 2012, and may be terminated at any time thereafter by the Board of Trustees (the “Board”) upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class R	$[ ]	$[ ]
Class I	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to achieve its investment objective through the use of merger and acquisition (“M&A”) arbitrage. Under normal market conditions, the Fund  invests its net assets (plus the amount of borrowings for investment purposes) primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations (“Publicly Announced M&A Transactions”).

M&A arbitrage is an investment strategy designed to profit from the successful completion of Publicly Announced M&A Transactions.  The Fund’s investment strategy is designed to capture the spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company, which may be in cash or securities of the acquiring company.  The Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company when the terms of a Publicly Announced M&A Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company.  This means that the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop.  In connection with a short sale, the Fund will either designate on the records of the Fund or hold in an account with the Fund’s custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.

The Fund generally invests in equity securities of U.S. companies.  However, the Fund also may invest in foreign securities and depository receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may invest in companies with large, medium, or small market capitalizations.  The Fund may also invest in equity related securities such as real estate investment trusts (“REITs”), limited partnerships and exchange traded funds (“ETFs”).  Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

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In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Adviser generally will seek to:  (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility.  The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments.  The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate.  Portfolio turnover is a measure of a fund’s trading activity over a one-year period.  A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period.  The Adviser anticipates that the Fund’s annual portfolio turnover rate may be 250% of the average value of its portfolio.

PRINCIPAL RISK CONSIDERATIONS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risks of investing in the Fund are:

M&A Arbitrage Risk.  Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected.  In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold for less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In the event that a Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

Short Sales Risk.  In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises.  Losses from short sales may be “unlimited” if the price of the security sold short continues to appreciate.  Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.  Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.  The Fund's investment performance also may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if a securities lender requires the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities.  The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs.  These expenses may negatively impact the performance of the Fund.

Availability of Investment Opportunities Risks.  Because the public company M&A Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed.  While the Adviser believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund’s investment strategy.

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Issuer Risk.  The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole.  The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Portfolio Turnover Risk  Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.  Merger arbitrage funds typically have higher portfolio turnover rates than funds that do not engage in short trading.

Equity Securities Risk.  The Fund invests most of its assets in common stocks, which represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Capitalization Company Risk.  Large capitalization stocks as a group could fall out of favor with the market.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.  Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk.  The prices of securities of small- and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small- and  mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Derivatives Risk.  The Fund’s investments in options and other derivatives may rise or fall more rapidly than other investments.  These transactions are subject to changes in the value of the underlying security on which such transactions are based.  Even a small investment in derivative securities can have a significant impact on the Fund’s exposure to stock market values, interest rates, or currency exchange rates.  Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk.  Derivatives in general, and options in particular, involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate, or index.  It is also possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund.  In addition, the use of derivatives may require the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

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Leverage Risk.  Certain transactions, such as options and other derivative instruments, include the use of leverage.  Leverage may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.  Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

Investment Strategy Risk.  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Non-Diversification Risk.  The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were “diversified.”   Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  When you sell your shares of the Fund, they could be worth less than what you paid for them.

New Fund Risk.  The Fund has no operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size.

Securities Selection Risk.  Securities selected by the Adviser for the Fund may not perform to expectations.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Risk.  Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of a fund that invests principally in stocks will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.  These fluctuations could be a sustained trend or a drastic movement.  The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices.  The value of your investment may reflect these fluctuations.

PERFORMANCE

Performance information is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus.  When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

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MANAGEMENT

Investment Adviser.  The Fund’s investment adviser is PineBridge Investments LLC.

Portfolio Manager.  Lan Cai, Managing Director, is primarily responsible for the day-to-day management of the Fund, and has served as Portfolio Manager since its inception.  Meg Sullivan, Vice President, and Timothy Campion, Vice President, also have been primarily involved in the day-to-day management of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any business day by written request via U.S. mail (PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or via overnight mail (615 E. Michigan Street, Third Floor, Milwaukee, WI  53202), by telephone at 1-800-426-9157, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class R Shares
Non-Retirement Accounts	$2,500	$100
Retirement Accounts	$1,000	$25
Automatic Investment Plan	$500	$50
Class I Shares	$1,000,000	$1,000

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund, whether in cash or additional shares, are subject to federal income tax as ordinary income or capital gains unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawing from those arrangements. In addition, dividends and capital gains you receive from the Fund may be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

To help you better understand the Fund, this section provides you with additional information about the Fund’s investment objective, strategies and risks.  However, this Prospectus does not describe all of the Fund’s investment practices.  For additional information, please see the Fund’s Statement of Additional Information (the “SAI”), which is available by contacting the Fund by telephone at 1-800-426-9157, by U.S. mail at PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI  53201-0701, or by visiting www.PineBridge.com/USMutualFunds.

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ADDITIONAL INFORMATION ABOUT OBJECTIVES AND STRATEGIES

Investment Objective

The investment objective of the Fund is “non-fundamental,” which means that it can be changed by the Board of Trustees without shareholder approval.

Adviser’s Investment Process

The Fund seeks to achieve its investment objective through the use of M&A arbitrage. Under normal market conditions, the Fund invests its net assets (plus the amount of borrowings for investment purposes) primarily in equity securities of companies that are involved in Publicly Announced M&A Transactions.

M&A arbitrage is an investment strategy involving the purchase and sale of securities of companies involved in Publicly Announced M&A Transactions, in an effort to profit from the investor’s expectation as to the outcome of the transaction. In setting up the arbitrage position, the Adviser generally will seek to profit from the spread between the value or price of the Publicly Announced M&A Transaction and the price of the securities that are subject to the Publicly Announced M&A Transaction (the “Spread”).  The Spread generally exists for two reasons: (1) the time value of money, and (2) a risk premium, as the termination of a Publicly Announced M&A Transaction without another bidder is generally accompanied by a drop in the price of the target’s securities, which may cause an investment loss.

The Fund generally invests in equity securities of U.S. companies. However, the Fund also may invest in foreign securities, including ADRs, EDRs, IDRs and GDRs.  The Fund may invest in companies with large, medium and small market capitalizations.  The Fund may also invest in equity related securities such as REITs, limited partnerships, and ETFs.  Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

In accordance with the merger arbitrage strategy, the Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company when the terms of a Publicly Announce M&A Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company.  This means the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop. In connection with a short sale, the Fund will either designate on the records of the Fund or hold in a segregated account with the Fund’s custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.  To obtain short exposure to the equity securities of an acquiring company, the Adviser may also purchase and sell call and put options on equities and equity indices.

In structuring a portfolio consisting of merger arbitrage transactions, the Adviser generally seeks to: (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility.

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The Adviser’s approach focuses on fundamental and regulatory research-based analyses using its extensive experience in global markets. When an M&A Transaction is publicly announced the Adviser will analyze the transaction’s terms and the likelihood that the transaction will be completed.  The financial and legal aspects of the Publicly Announced M&A Transaction will be evaluated, including, without limitation, the issues that may be raised under corporate, securities and competition laws and by regulatory agencies, and the accounting and tax implications, the adequacy of the consideration offered, the likelihood that the consideration will be increased by the acquiring company or a third party, the financing commitment and its feasibility under market conditions. The Adviser will then determine whether the profit that may be realized from a prospective investment will adequately compensate the Fund for the risks that will be undertaken.

The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments.  The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate.  Portfolio turnover is a measure of a fund’s trading activity over a one-year period.  A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period.  The Adviser anticipates that the Fund’s annual portfolio turnover rate may be 250% of the average value of its portfolio.

Temporary Defensive Policy

The Fund may, for temporary defensive purposes or depending on the level of M&A activity, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments.  The value of money market instruments tends to fall when current interest rates rise.  Money market instruments are generally less sensitive to interest rate changes than longer-term securities.  When the Fund’s assets are invested in these instruments, it may not achieve its investment objective.

ADDITIONAL INFORMATION ABOUT RISKS

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.  The following identifies the principal and non-principal risk factors of the Fund.

Principal Risks

M&A Arbitrage Risk.  Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected.  In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold, for less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.    In the event that a Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

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The success of arbitrage strategies (whether convertible arbitrage, merger arbitrage, volatility arbitrage, capital structure arbitrage or otherwise) depends often on the ability to execute two or more simultaneous transactions at desired prices.  Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction.  Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized.  There can be no assurance that the hedging and arbitrage strategies used by the Adviser will be successful.

Short Sales Risk.  In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises. Losses from short sales may be “unlimited” if the price of the security sold short continues to appreciate.  Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.  Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.  The Fund's investment performance also may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if a securities lender required the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities. The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs.  These expenses may negatively impact the performance of the Fund.

Availability of Investment Opportunities Risks.  Because the public company M&A Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed. While the Investment Manager believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund’s investment strategy.

Issuer Risk.  The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole.  The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.  Merger arbitrage funds  typically have higher portfolio turnover rates than funds that do not engage in short trading.

Equity Securities Risk.  The Fund invests most of its assets in common stocks, which represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They also may decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Capitalization Risk.  Large capitalization stocks as a group could fall out of favor with the market.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.  Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Small and Mid-Capitalization Risk.  The prices of securities of small and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small and  mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Derivatives Risk.  The Fund’s investments in options and other derivatives may rise or fall more rapidly than other investments.  These transactions are subject to changes in the value of the underlying security on which such transactions are based.  Even a small investment in derivative securities can have a significant impact on the Fund’s exposure to stock market values, interest rates, or currency exchange rates.  Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk.  Derivatives in general, and options in particular, also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate, or index.

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund.  For example, the Dodd Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”) and regulatory proposals arising from the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments. In addition, the use of derivatives may require the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

Leverage Risk.  Certain transactions, such as options and other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.  Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

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Investment Strategy Risk.  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Non-Diversification Risk.  The Fund is “non-diversified”  under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were “diversified.”   Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Securities Selection Risk.  Securities selected by the Adviser for the Fund may not perform to expectations.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  When you sell your shares of the Fund, they could be worth less than what you paid for them.

New Fund Risk.  The Fund has no operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size.

Managed Portfolio Risk.  As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Market Risk.  Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of a fund that invests principally in stocks will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.  These fluctuations could be a sustained trend or a drastic movement.  The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices.  The value of your investment may reflect these fluctuations.

Non-Principal Risks

Liquidity Risk.   Liquidity risk exists when particular investments are difficult to sell.  Although most of the Fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. If the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

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U.S. Government Securities Risk.   A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.  In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Investments in Foreign Securities Risk.  The Fund is permitted to hold both long and short positions in foreign securities.  Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States.  If securities are denominated in a foreign currency, there is a risk that the value in U.S. dollars of the foreign securities held by the Fund that are not U.S. dollar-denominated may be affected favorably or unfavorably by changes in exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies.  Also, in conjunction with its investments in foreign securities, the Fund will normally attempt but is not required to hedge its exposure to foreign currencies.  Such hedging activities involve additional expenses and, in the case of reorganizations that are terminated, the risk of loss when the currency hedge is unwound.  There is no assurance that any such hedging techniques will be successful.  In conjunction with its investments in foreign securities, the Fund may employ equity swap contracts and other derivatives.

Depositary Receipt Risk.  The Fund’s investment in the stocks of foreign corporations, if any, may be in the form of depositary receipts such as ADRs, EDRs, IDRs or GDRs.  The Fund may also invest in other securities convertible into securities of foreign issuers.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR, IDR or GDR.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect the Fund.

Policy on Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual reports are available by contacting PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, or calling 1-800-426-9157 or online via www.PineBridge.com/USMutualFunds.

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MANAGEMENT

Investment Adviser

The Fund’s investment adviser is PineBridge Investments LLC (“PineBridge” or the “Adviser”), 399 Park Avenue, 4th Floor, New York, New York 10022.  PineBridge, formerly AIG Global Investment Corp., has provided advisory services to registered investment companies, corporations, and separate advisory accounts of sophisticated institutional clients since 1983.

PineBridge serves as investment adviser to the Fund pursuant to an investment advisory agreement (“Advisory Agreement”).    Pursuant to the Advisory Agreement, the Adviser manages the Fund in accordance with its investment objective and policies.  The Adviser makes decisions with respect to, and places orders for, all purchases and sales of Fund securities.

For its advisory services to the Fund, the Adviser will be entitled to receive a monthly management fee equal to 0.94% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement will be available in the Fund’s Annual Report to Shareholders for the fiscal year ending November 30, 2010.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive a portion of its management fees and/or pay Fund expenses (excluding taxes, leverage interest,  dividends or interest on short positions, other interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation), to the extent necessary to limit the Fund’s net annual fund operating expenses to 1.69% and 1.34% of the average daily net assets of Class R and Class I shares, respectively (the “Expense Cap”).  The Expense Cap will remain in effect until at least December 31, 2012, and may be terminated at any time thereafter by the Board or with the consent of the Board.  The Adviser is permitted to recoup fee waivers and/or expense payments made in the prior three years from the date the fees were waived and/or Fund expenses were paid.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  If the actual expense ratio is less than the Expense Cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expense.

Portfolio Manager and Key Personnel

The Adviser uses a portfolio manager/research analyst model in a team approach where the responsibilities of team members vary by types of securities and sectors.  The Adviser believes that this management model provides stability for the Fund.  Biographical information for the portfolio manager and other key personnel are as follows:

Lan Cai, CFA.  Managing Director, Portfolio Manager, Equities, PineBridge, New York.  Ms. Cai joined the firm in 2000 and serves as Head Portfolio Manager, responsible for managing merger arbitrage portfolios, research enhanced products and equity income portfolios.  Prior to joining PineBridge, Ms. Cai was Director of Financial Product Research and Development at the CME Group beginning in 1996, where she played a key role in developing financial derivatives products and building the electronic trading system, GLOBEX2.  Ms. Cai received an M.B.A. from the University of Chicago and is a CFA charterholder.

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Meg Sullivan, CFA.  Vice President, Assistant Portfolio Manager/ Research Analyst, Equities, PineBridge, New York.  Ms. Sullivan joined PineBridge in 2006.  She is an Assistant Portfolio Manager and Research Analyst for Structured Equities with a primary focus on merger arbitrage portfolios.  Before joining the Listed Equity department, Ms. Sullivan spent a year as a Performance Analyst in the Alternatives and Derivatives Performance Measurement Group at PineBridge.  Ms. Sullivan received a B.A. from Brown University in Business Economics & Public and Private Sector Organizations.  She is a CFA charterholder.

Timothy Campion. Vice President, Trader, Equities, PineBridge, New York.  Mr. Campion joined the firm in 1999.  He is a Trader for merger arbitrage and research enhanced index products. Prior to joining PineBridge, Mr. Campion spent three years in Boston at Mellon Trust in the Mutual Fund group.  His investment industry experience began in 1996. Mr. Campion received a B.S. in History from Middlebury College.  He is currently a Level II Chartered Financial Analyst candidate.

  Information relating to the portfolio manager’s compensation, other accounts managed, and ownership of Fund shares, may be found in the SAI.

Related Performance Information

The Fund is newly-organized and does not yet have its own performance record.  The Fund has substantially the same investment objective, policies and strategies as a portion of a separately managed account ("Account") of the Adviser that was converted to an Irish-domiciled fund ("Irish Fund") in January 2011.  The Fund's portfolio management team has managed both the Account and the Irish Fund.  Shown below is “composite performance” for the Account from May 2002 to January 2011 and the Irish Fund since January 2011.  The Account and the Irish Fund included in the composite are not mutual funds registered under the 1940 Act, and therefore not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to the Account or the Irish Fund, the performance shown may have been lower.  Although it is anticipated that the Fund may hold similar securities as the Account and the Irish Fund, their investment results are expected to differ.  In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings.

This composite data is provided to illustrate the past performance of the Adviser in managing the strategy employed by the Fund and should not be considered as an indication of future performance of the Fund or the Adviser. The Account and the Irish Fund included in the composite are separate and distinct from the Fund; their performance should not be considered a prediction of the future performance of the Fund or of the Adviser. The performance figures shown below reflect the deduction of the highest fee on the fee schedules for the Account and the Irish Fund. The fees and expenses of the Fund are higher than those of the Account and the Irish Fund. If the Account and the Irish Fund had been subject to the same fees and expenses as the Fund, the performance shown for the composite would have been lower. The performance figures were calculated in accordance with the industry standards for preparing and presenting investment adviser performance. This methodology differs from the Securities and Exchange Commission’s standardized method that the Fund will use to calculate its own performance.

The performance of the composite is shown in the table below for the stated periods ended [          ], 2011. Also shown is the performance of a broad-based securities index used as the composite’s benchmark.

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Average Annual Total Returns As of [ ], 2011	1-Year	5-Year	Since Inception (May 1, 2002)
Composite	[ ]%	[ ]%	[ ]%
Index	[ ]%	[ ]%	[ ]%

VALUATION OF SHARES

The price of the Fund’s shares is the Fund’s NAV.  The NAV is determined by adding the total market value of the Fund’s investments and other assets, then subtracting any liabilities.  NAV per share is calculated by dividing the total value of each class’ net assets by the shares outstanding of such class.  NAV per share is determined as of the close of the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.   The NYSE usually closes at 4 p.m., Eastern Time, on weekdays, and is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV is not calculated on days when the NYSE is closed for trading.  If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV per share calculated after receipt of your order.

In calculating the NAV per share, the Fund’s securities are valued using market quotations, if available.  Exchange-traded securities that do not trade on a particular day will use the mean between the securities’ closing bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value, as determined in good faith by an advisory committee to the Board, under procedures set by the Board.

The Fund may hold securities that are listed on foreign exchanges.  Securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that, where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.  In the event the last quoted sales prices or currency exchange information are not readily available, these securities are valued at fair value.

Securities listed on foreign exchanges may trade on weekends or other days when the Fund does not calculate NAV.  In addition, bonds may trade on days when the Fund does not calculate its NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.

The Fund uses the last quoted trading price or official closing price as the market value for equity securities.  For non-Nasdaq listed securities, the Fund uses the same price quoted by the exchange on which the security is primarily traded.  For Nasdaq equity securities, the Fund uses the Nasdaq official closing price.  Unlisted securities and listed securities, which have not been traded on the valuation date are valued at the last price bid.

Fair Value Pricing

Securities for which market prices are not “readily available,” or which, in the judgment of the Adviser, have market prices that are stale or do not represent fair value, or securities which cannot be valued using the methodologies described above, will generally be valued in accordance with the fair value procedures established by the Board of Trustees of the Trust.  In addition, if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value.  For example, in the case of securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities has occurred between the time of the security’s last trade and the time at which the Fund calculates its NAV.  In addition, the securities of small capitalization companies are more likely to require fair valuation because they are more thinly traded and less liquid than the securities of larger capitalization companies.

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Generally, the fair value of a portfolio security is the amount that the Fund might reasonably expect to receive upon its current sale.  The information the Adviser may review when making a determination as to the fair value of a portfolio security may include: (i) the type of security or asset; (ii) the cost at the date of purchase; (iii) the size of the Fund’s holding; (iv) the most recent closing market prices; (v) fundamental analytical data relating to the investment in the security; (vi) the nature and duration of any restriction on the disposition of the security; (vii) the Adviser’s evaluation of the forces that influence the market in which the security is purchased and sold; (viii) the financial statement of the issuer; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) changes in interest rates; (xiv) observations from financial institutions; (xv) government (domestic or foreign) actions or pronouncements; (xvi) other news events; and (xvii) other possible methods of valuing portfolio securities.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Trust’s fair valuation procedures.  If any significant discrepancies are found, the Adviser may adjust the Trust’s fair valuation procedures.  The fair value procedures are principally implemented by the Adviser.

Selecting a Share Class

Class R and I shares of the Fund are offered through this Prospectus.

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Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs.  Your broker or financial adviser can help you determine which class is right for you.

Class R	Class I
♦ Initial investment for a non-retirement account is
$2,500; for a retirement account $1,000.

♦ The minimum subsequent investment for a non-
retirement account is $100; $25 for retirement accounts.

♦ No front-end sales charges.

♦ Rule 12b-1 distribution fee of 0.35%.

♦ Ongoing account maintenance and service fee.

♦ Initial investment of at least $1,000,000.

♦ Subsequent minimum investments must
be at least $1,000.  Shares may be
purchased and subsequent investments may
be made without being subject to the
minimum or subsequent investment
limitations at the discretion of the officers
of the Trust.

♦ No Rule 12-b1 Fee

♦ No front-end sales charges.

♦ Lower annual expenses than Class R.

Opening an Account

1.  Read this Prospectus carefully.

2.  Determine how much you want to invest.  The minimum initial and subsequent investment amounts for retirement and non-retirement accounts are shown below.

Share Class	Minimum Initial Investments	Subsequent Investments
Class R
Non-Retirement Account	$2,500	$100
Retirement Account	$1,000	$25
Class I	$1,000,000	$1,000

3.  Complete the appropriate parts of the Account Application, carefully following the instructions.  By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.  If you have questions, please contact your broker or financial adviser or call the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) at 1-800-426-9157.

4.  Make your initial investment using the chart on the next page.  You can initiate most purchases, exchanges or sales through your broker or financial adviser or by calling the Transfer Agent at 1-800-426-9157.

Verification of Certain Information

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, permanent address, birth date and social security number or other taxpayer identification number.  If the Transfer Agent is unable to verify your identity, the Transfer Agent may refuse to open your account or it may delay your ability to perform transactions pending verification of your identity.  If, within five business days of the initial verification attempt the Transfer Agent is still unable to verify your identity, your account may be closed and the value of your shares at the next calculated NAV will be returned to you.

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Purchase of Shares

Shares of the Fund may be purchased at the NAV per share next determined after an order is received.  The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund.  All purchases must be in U.S. dollars drawn on domestic U.S. banks.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Further, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  There is a $25 fee for all payments returned.  You may also be responsible for any losses incurred by the Fund as a result of any payment returned or rejected.

Shares of the Fund have not been registered for sale outside of the United States or certain of its territories.  The Adviser generally does not sell shares to investors residing outside of the United States or certain of its territories, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Class I shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Fund and its affiliates, their families and their business or personal associates either directly or through their individual retirement accounts, and by any pension or profit-sharing plan of the Adviser, without being subject to the minimum or subsequent investment limitations for Class I shares.

Purchasing Shares:	Opening an Account:	Adding to an Account:
By Check	♦ Make out a check for the investment amount, payable to “PineBridge Mutual Funds.” ♦ Mail the check and your completed Account Application to the address indicated in “Mailing Addresses” below.
♦ Make out a check for the investment amount, payable to “PineBridge Mutual Funds.”

♦ Fill out the detachable investment slip from an account statement.  If no slip is available, include a note specifying the Fund name, your share class, the Fund number, your account number, and the name(s) in which the account is registered.

By Wire	♦ Mail your completed Account Application to the addresses indicated in “Mailing Addresses” below. A completed Account Application is required in advance of your wire.	♦ Contact the Transfer Agent at 1-800-426-9157 to inform them of the wire, which will help ensure accurate credit upon receipt of the wire.

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By Wire
♦ Once your account has been established, you may obtain an account number by calling
1-800-426-9157.

♦ Contact the Transfer Agent at 1-800-426-9157 to inform them of the wire, which will help ensure accurate credit upon receipt of the wire.

♦ Instruct your bank to wire the amount of your investment to:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI
ABA #075000022
Credit U.S. Bancorp Fund Services
DDA #112-952-137
PineBridge Mutual Funds
PineBridge Merger Arbitrage Fund
Account Name (Shareholder Name)
Shareholder Account Number

♦ Instruct your bank to wire the amount of your investment to:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI
ABA #075000022
Credit U.S. Bancorp Fund Services
DDA #112-952-137
PineBridge Mutual Funds
PineBridge Merger Arbitrage Fund
Account Name (Shareholder Name)
Shareholder Account Number

Please Note:
♦ Your bank may charge you a fee for sending a wire payment to the Fund.

♦ Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Telephone
♦ If you elected this option on your account application, you may call 1-800-426-9157 to purchase shares via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be a minimum of $500 for Class R.

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♦ Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Mailing Addresses	Regular Mail ♦ PineBridge Mutual Funds PineBridge Merger Arbitrage Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery ♦ PineBridge Mutual Funds PineBridge Merger Arbitrage Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
Please Note:
 ♦ The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

By Exchange	♦ Call 1-800-426-9157 to request an exchange. ♦ Review the current prospectus for the Fund into which you are exchanging.	♦ Call 1-800-426-9157 to request an exchange.

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Other Companies Through Which You Can Purchase or Sell PineBridge Mutual Funds

Fidelity Investment, Inc.	Charles Schwab & Co.	TD Ameritrade
National Financial	Charles Schwab & Co.	TD Ameritrade
Services/Fidelity	101 Montgomery Street	100 Wall Street
P. O. Box 770001	San Francisco, CA 94104	2nd Floor
Cincinnati, OH 45277-0003	1-800-435-8000	New York, NY 10005
1-800-233-3411

Automatic Investment Plan

Shareholders may also purchase additional Fund shares through an Automatic Investment Plan (the “Plan”).  Under the Plan, U.S. Bancorp Fund Services, LLC, at regular intervals, will automatically debit a shareholder’s bank checking or savings account in an amount of $50 or more (subsequent to the minimum initial investment of $500), as specified by the shareholder.  If you choose this option, funds will be automatically transferred from your bank account monthly.  Your financial institution must be a member of the Automated Clearing House (“ACH”) network in order to participate in the Plan.  The purchase of Fund shares will be effected at their offering price at 4 p.m., Eastern Time, on the date of the month designated by the shareholder.  To establish the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus, or call 1-800-426-9157.  This service may not be provided for clients of broker-dealers or other financial intermediaries (“Service Agents”) who are provided similar services by those organizations.  You may change your purchase amount or terminate your participation in the Plan at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction.  A request to change bank information for the Plan requires a signature guarantee or other acceptable signature verification.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.

Other Purchase Information

Investments received by the close of the NYSE (generally 4 p.m., Eastern Time) will be invested at the NAV per share calculated after the NYSE closes that day.  Orders received after the close of the NYSE will receive the NAV per share calculated on the next business day.

Shares of the Fund may be purchased by customers of Service Agents that deal with the Trust on behalf of their customers.  Service Agents may impose additional or different conditions on the purchase or redemption of shares of the Fund and may charge transaction or other account fees.  Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions.  Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions.  Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Trust from the Trust’s assets attributable to the Service Agent, and which would not be imposed if shares of the Fund were purchased directly from the Trust or the Distributor (as defined below).  The Service Agents may provide shareholder services to their customers that are not available to shareholders dealing directly with the Trust.  A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different compensation with respect to one particular class of shares over another in the Trust.

Service Agents, or if applicable, their designees, that have entered into agreements with the Trust or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Fund’s pricing on the following business day.  If payment is not received by the Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses.  The Fund may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order.  Orders received by the Trust in proper form will be priced at the Fund’s NAV next computed after they are received by the Service Agent or its authorized designee.  Service Agents are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

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REDEMPTION OF SHARES

Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Fund.

Fund shares may be redeemed by mail or telephone, at any time, at the NAV as next determined after receipt of the redemption request.  Proceeds may be mailed by check to your address of record, wired to your bank account of record, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  A $15 fee will be applied to each wire redemption.

Redeeming shares:	Designed for:	To sell some or all of your shares:
By Mail	♦ Accounts of any type. ♦ Redemptions in excess of $5,000,000 for Class I shares and redemptions in excess of $100,000 for Class R shares must be in writing with a signature guarantee.
♦ Write a letter of instruction indicating the Fund name, your share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

♦ Include all signatures and any additional documents that may be required.

♦ Mail the materials to:

(For Regular Mail)
PineBridge Mutual Funds
PineBridge Merger Arbitrage Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

(For Overnight Mail)
PineBridge Mutual Funds
PineBridge Merger Arbitrage Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202

♦ A check will normally be mailed on the next business day to the name(s) and address of record, or according to your letter of instruction. A fee will be deducted from your account for all overnight courier requests.

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Please Note:
 ♦ The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

By Telephone
♦ Most accounts.

♦ If selected on your Account Application you may redeem shares by telephone.  Class R redemptions require a signature guarantee for amounts in excess of $100,000.  Class I redemptions in excess of $5,000,000 also require a signature guarantee.  Redemptions from either class, in excess of the stated amounts must be made in writing.

♦ For automated service 24 hours a day using your touch-tone phone, call 1-800-426-9157.

♦ To place an order or to speak to a Transfer Agent, call 1-800-426-9157 between 9:00 a.m. and 8:00 p.m., Eastern Time, on most business days.

♦ Once a telephone transaction has been placed, it cannot be canceled or modified.

By Wire	♦ If selected on your Account Application proceeds will be wired to your predetermined bank account.
♦ Fill out the “Telephone Options” section of your new account application.

♦ Amounts of $1,000 or more will be wired on the next business day.  Wire charges, currently $15, will be deducted from your account balance on dollar specific trades.  If you are redeeming your entire account or are requesting a redemption for a specific share amount, the wire charge will be deducted from the redemption proceeds.  Your bank or financial institution may charge a fee for receiving the wire from the Fund.

By Exchange	♦ Accounts of any type ♦ Redemptions of any amount.	♦ Review the current prospectus for the Fund or the fund into which you are exchanging. ♦ Call 1-800-426-9157 to request an exchange.

Telephone Redemption Information

Your redemption will be mailed to your address of record, wired to your bank of record or sent via electronic funds transfer through the ACH network to your predetermined bank account.

Although there is no charge for an ACH payment, you may not receive credit to your bank account for two to three business days.

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The Fund will take steps to confirm that a telephone transaction is authentic.  This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions.  The Fund reserves the right to refuse telephone instructions if it cannot reasonably confirm the telephone instructions.

The Fund may be liable for losses from unauthorized or fraudulent telephone transactions, only if these reasonable procedures are not followed.

Telephone trades must be received by or prior to market close. During periods of high volume, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that we will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing to the address noted on page 23.

Systematic Withdrawal Plan

To be eligible to participate in the Systematic Withdrawal Plan, your account must have a value of $5,000 or more for Class R shares.  You may receive monthly, quarterly or annual payment in amounts of not less than $50 per payment.  To participate in the Systematic Withdrawal Plan, complete the appropriate section of the new account application, or call 1-800-426-9157.  You may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying U.S. Bancorp Fund Services, LLC five days prior to the effective date of the next withdrawal.  This service may not be provided by Service Agent clients who are provided similar services by those organizations.  Note that this plan may deplete your investment and affect your income or yield.  You should not make systematic withdrawals if you plan to continue investing in the Fund, due to potential tax liabilities resulting from the withdrawals (which are treated as sales of shares for income tax purposes).  The Fund may modify or terminate this plan at any time.

Signature Guarantees

Signature guarantees are required in the following situations:

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 30 days;

•	When redemption requests exceed $5,000,000 for Class I shares and in excess of $100,000 for Class R shares;

•	If ownership is being changed on the account.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

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The purpose of a signature guarantee is to verify the identity of the party who has authorized a redemption.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).  A notary public is not an acceptable signature guarantor.

IRA Redemptions

A shareholder that has an IRA or other retirement plan must indicate on its redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld generally will be subject to 10% withholding.

Other Redemption Information

Normally, the Fund will make a payment for all shares redeemed under proper procedures within one business day of and no more than seven business days after receipt of the request.  The Trust may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of securities or other assets held by the Fund in lieu of cash in conformity with applicable rules of the SEC.  To the extent that the Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of these securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

No redemption request will become effective until the Transfer Agent has received all documents in proper form.  Shareholders should contact the Transfer Agent at 1-800-426-9157 for further information concerning documentation required for redemption of Fund shares.  If any portion of the shares to be redeemed represents an investment made by check, the Trust may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to fifteen calendar days from the purchase date.

RETIREMENT PLANS

Shares of the Fund are available for use in certain types of tax-deferred retirement plans and accounts such as:

•	IRAs (including Roth IRAs);

•	employer-sponsored defined contribution plans (including 401(k) plans);

•	defined benefit plans; and

•	tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

Fund shares also may be used in Coverdell education savings accounts.

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Qualified investors benefit from the tax-free compounding of income dividends and capital gain distributions in these plans and accounts.  Application forms and brochures describing investments in the Fund for these plans and accounts can be obtained by calling the Trust at 1-800-426-9157.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

The Fund will distribute annually to its shareholders substantially all of its net investment income and any net realized capital gains.  The Fund’s dividends and capital gain distributions will be reinvested automatically in additional shares of the Fund unless the Trust is notified in writing that the shareholder elects to receive dividends and/or capital gain distributions in cash.

The Fund reserves the right, if a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record or if a check remains outstanding for six months, to reinvest the distribution checks in the shareholder’s account at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  No interest will accrue on amounts represented by uncashed distribution checks.

Federal Taxes

In order to qualify as a “regulated investment company” and avoid federal corporate income tax, a mutual fund must, among other requirements, distribute to its shareholders substantially all of its net earnings. The Fund can earn money in two ways:  by earning interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. The Fund’s earnings are separate from any gains or losses resulting from your own purchase and sale of shares.

The tax treatment of the Fund’s distributions to you depends on the nature of the Fund’s income from which the distributions are paid. Distributions paid from the Fund’s investment income or from its net short-term capital gain generally are taxed at ordinary income rates; however, distributions paid from the Fund’s “qualified dividend income,” including dividends the Fund receives from certain foreign corporations, and distributions of net long-term capital gain are eligible for taxation at a reduced rate if received by shareholders that are not corporations for taxable years beginning before January 1, 2013. A portion of the Fund’s dividends also may be eligible for the dividends received deduction allowed to corporations. The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. The tax treatment of distributions is the same whether you reinvest them or receive them in cash.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes.   If more than 50% of the Fund’s assets are invested in stocks and securities of foreign corporations at the end of the Fund’s taxable year, the Fund may elect to allow shareholders to take a credit or deduction on their federal income tax returns for the foreign taxes paid by the Fund.

Unless you are investing through an individual retirement account (“IRA”) or other tax-advantaged account, your sales of shares may result in a capital gain or loss; whether this capital gain is long-term or short-term depends on how long you own the shares. In addition, an exchange of the Fund’s shares for shares of another Fund will generally be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to tax. Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

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The Fund will send you detailed tax information at the end of each calendar year. These statements tell you the amount and the tax category of any distributions. They also contain certain details on your purchases and sales of shares.

Distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Your distributions and redemption proceeds will be subject to a withholding tax if you are a non-corporate taxpayer and have not provided a taxpayer identification number or social security number, or have provided an incorrect number. If you are neither a tax resident nor a citizen of the United States, or if you are a foreign entity, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower rate applies under a tax convention. However, for taxable years of the Fund beginning before January 1, 2012, certain “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to certain foreign shareholders are eligible for an exemption from the 30% U.S. withholding tax provided that certain requirements are satisfied and that such Fund elects to follow certain procedures. It is uncertain whether we will follow those procedures.

Recently enacted legislation will impose a 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014, to (i) certain foreign financial institutions unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Other recently enacted legislation will impose a 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

You are encouraged to consult with your own tax advisor regarding the possible implications of this legislation on your investment in the Fund.

If you invest right before the Fund makes a distribution, you will receive some of your investment back as a dividend that is taxable to you (unless you are investing through a tax-advantaged retirement account). You can avoid this result by investing after the Fund makes a distribution.

State and Local Taxes

Shareholders may  be subject to state and local taxes on distributions, exchanges, and redemptions.  Shareholders should consult with their tax advisers regarding the tax status thereof in their state and locality.

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DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC (“Distributor”), distributes the Fund’s shares offered herein.  The Distributor, an affiliate of the Trust’s administrator, Transfer Agent and custodian, receives fees under the Fund’s Rule 12b-1 plan.

Distribution and Service (Rule 12b-1) Fees

The Fund has adopted a plan under Rule 12b-1 for its Class R shares that permits it to pay for distribution and account maintenance and other services provided to shareholders.  Under the plan, the Fund may pay a maximum annualized fee of up to 0.35% of the Fund’s average daily net assets.  Because Rule 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Exchange Privileges

Shares of the Fund may be exchanged for the same class of shares of any other series of investment portfolios (each, a “Fund”) included in the Trust.  Exchange requests should be made in writing to PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin  53201-0701 or by calling the Trust at 1-800-426-9157.  Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts is identical.

Any exchange will be based on the NAV of the shares involved.  There is no charge to perform an exchange.  Before making an exchange into a Fund, a shareholder should read the Prospectus of the Fund into which you would like to exchange (contact the Trust at 1-800-426-9157 or visit www.PineBridge.com/USMutualFunds for copies of the Prospectus for the Trust’s other Funds).  All exchanges are subject to applicable minimum initial investment requirements.  Exchanges can only be made between Funds. An exchange into the same share class of another Fund is treated as a sale of the exchanged shares and may result in capital gain or loss for income tax purposes, except for IRAs, Keogh Plans, 401(k) plans and other tax-qualified or tax-exempt accounts.

The exchange privilege may be terminated or modified upon 60 days written notice.  Requests for exchanges with other Funds received prior to the close of the NYSE (generally 4 p.m., Eastern Time) will be processed as of the close of business on the same day.  Requests received after that time will be processed on the next business day.  The Board may limit the frequency and amount of exchanges permitted.  For additional information regarding telephoned instructions, see “Redemption of Shares by Telephone” on page 24

To protect the interests of other shareholders, the Trust may cancel the exchange privileges of any investors that, in the Adviser’s opinion are using market timing strategies or making excessive exchanges.  A Fund may also refuse any exchange order.

Certificated Shares

Most shares are electronically recorded.  If you wish to have certificates for your shares, please call 1-800-426-9157 for further information.  You may sell or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and signature guarantee.  The Fund does not issue certificates for fractional shares.

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GENERAL POLICIES

Market Timing Policy

The Fund is designed for long-term investment purposes and is not intended to provide a method for short-term gains.  The Board of Trustees has adopted a market timing policy to discourage and help prevent market timing activities in the Fund.  This policy is applied consistently to all shareholders.  However, the ability of the Fund to detect and prevent market timing in certain accounts, such as omnibus accounts, is limited.

The Fund may decline to accept new accounts when there is reason to believe that the account may be used for market timing.  In addition, the Fund reserves the right to reject any purchase or exchange transaction without any prior notice, if in the opinion of the Fund, the transaction may be a market timing activity or if the transaction is excessive.  The Fund may consider the trading history of accounts to determine whether to reject a purchase or exchange transaction.  In addition, the Transfer Agent may monitor the Fund for market timing activities.

The risks of market timing in the Fund include interfering with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions, increasing portfolio turnover, brokerage expenses, and administrative costs and harming the performance of the Fund, particularly for long-term shareholders.

Policy on Allocation of IPOs

In managing its clients’ assets, the Adviser may distribute shares of initial public offerings (IPOs) to eligible accounts, which include the Fund.  The allocation of IPO shares to the Fund will be made by the Adviser in accordance with the Adviser’s  allocation policies and procedures.

Policy on Proxy Voting

The Adviser has adopted and implemented proxy voting policies and procedures designed to vote each proxy in accordance with established proxy voting guidelines and in a manner that reflects the best interests of the Fund and its shareholders, taking into account the value of the Fund’s investment.  Every reasonable effort will be made to vote proxies.  However, the Adviser is not required to vote a proxy if it is not practicable to do so or it is determined that the potential costs involved with voting a proxy outweigh the potential benefits to the Fund and its shareholders.

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Householding

In an effort to decrease costs, the Trust intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-426-9157 to request individual copies of these documents.  Once the Trust receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

FINANCIAL HIGHLIGHTS

The Fund had not commenced operations as of the date of this Prospectus and therefore financial highlights are not available at this time.

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PineBridge Mutual Funds
Privacy Notice

PineBridge Mutual Funds (the “Trust”) collects nonpublic personal information about individual customers (“you”) from the following sources:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us or others, including your financial adviser.

The Trust will only disclose the information described above if:

•	The Trust receives your prior written consent;

•	The Trust believes the recipient is your authorized representative;

•	The Trust discloses the information as permitted by law, including to third parties recipients in order to service your account(s); or

•	The Trust is required by law to disclose information to the recipient.

If you decide to close your account(s) or become an inactive customer, the Trust will adhere to the privacy policies and practices as described in this notice.

The Trust restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. The Trust maintains physical, electronic, and procedural safeguards designed to guard your nonpublic personal information.

This Privacy Notice is not a part of the Prospectus.

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PN-1

PineBridge.com/USMutualFunds

Complete information about the PineBridge Mutual Funds, including:

▪ Fund Fact Sheets
▪ Quarterly newsletters
▪ Market and fund commentaries
▪ Prices and performance
▪ Fund literature and forms

For More Information

You may obtain the following and other information about this Fund free of charge:

Annual and Semi-Annual Reports to Shareholders

Provide the Fund’s most recent financial reports and portfolio listings, as well as a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal period.  The Annual and Semi-Annual Reports will be available free of charge on the Trust’s website at www.PineBridge.com/USMutualFunds.

Statement of Additional Information (SAI)

Contains a more detailed description of the Fund’s operations, restrictions, policies and management.
The SAI is incorporated by references into this Prospectus.

SEC:  Text only version of Company documents can be viewed online or downloaded from:  http://www.sec.gov

You may review and obtain copies of Trust information at the SEC Public Reference Room, 100 F Street, Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling 1-202-551-8090. Copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section, Washington D.C. 20549-1520, or by electronic request to publicinfo@sec.gov.  The Trust does not make its SAI available on its website since this document is available at the SEC’s website.  You can obtain a free copy of the SAI and Annual and Semi-Annual Reports, when they are available, request other information, or make general inquiries about the Trust by calling the toll-free number or writing to the address provided below.

Investment Company Act of 1940 File No. 811-07881.

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street   *   Milwaukee, WI 53202

1.800.426.9157

1.800.426.9157	www.PineBridge.com/USMutualFunds

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

[              ], 2011

PineBridge Merger Arbitrage Fund
Class R Shares ([ ])	Class I Shares ([ ])
 (The “Fund”)

The Fund is a Series of PineBridge Mutual Funds

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Fund’s current prospectus dated [     ], 2011, (the “Prospectus”) , as it may be revised.  When they become available, a copy of the Prospectus and the Fund’s Annual and Semi-Annual Reports may be obtained, without charge, by calling or writing the Fund as shown below or by visiting the Fund’s website at www.pinebridge.com.  Capitalized terms used in this SAI, but not defined herein, have the meanings assigned to them in the Prospectus.  This SAI is incorporated hereby into the Fund’s Prospectus.  In other words, it is legally part of the Prospectus.

PineBridge Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
1-800-426-9157

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TABLE OF CONTENTS

This SAI and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

HISTORY OF THE FUND

PineBridge Mutual Funds, which was organized as a Delaware business trust under the laws of the State of Delaware on October 28, 1996, became a Delaware statutory trust by operation of law on September 1, 2002.  On January 29, 2010, the name of the trust was changed from Brazos Mutual Funds to PineBridge Mutual Funds (the “Trust”).  The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Trust’s principal office is located at 399 Park Avenue, 4th Floor, New York, New York, 10022.  The Trust consists of various series that represent separate investment portfolios, including the Fund.  PineBridge Investments LLC (“PineBridge” or the “Adviser”) serves as the investment adviser to the Trust.

INVESTMENT POLICIES

The following discussion describes the Fund’s investment policies as well as the types of securities in which it may invest.  Each type of investment is subject to certain risks.  The discussion below supplements information contained in the Prospectus relating to investment policies of the Fund.

The Fund seeks to achieve its investment objective through the use of merger and acquisition (“M&A)” arbitrage. The Fund has a policy of investing, under normal market conditions, its net assets (plus the amount of any borrowing for investment purposes) primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations (“Publicly Announced M&A Transactions”).  Shareholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment policy.

Non-Diversification.  The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may have larger holdings in a smaller number of issuers compared to diversified funds.  However, to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to continue to comply, as of the end of each quarter of its taxable year, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each such quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities and other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, at that time, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to more than 5% of the Fund’s total assets and will not purchase more than 10% of the outstanding voting securities of any one issuer.

Focusing investments in a small number of issuers or industries increases risk.  Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified.”  Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.  Some of those issuers also may present substantial credit or other risks.

Percentage Limitations.  Whenever an investment policy or restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitations will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset unless indicated otherwise.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Illiquid and Restricted Securities.  No more than 15% of the value of the Fund’s net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements that have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale, because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.  A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security.  Adverse market conditions could impede a public offering of such securities.  When purchasing unregistered securities, the Fund will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

For example, pursuant to applicable guidelines, restricted securities, such as securities eligible for resale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction.  This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities.  In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term of seven days or less notice is regarded as a liquid instrument.  The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees.  In reaching liquidity decisions the Adviser will consider, among other things, pursuant to guidelines and procedures established by the Trustees, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).  Subject to the applicable limitation on illiquid securities investments, the Fund may acquire securities issued by the U.S. Government, its agencies or instrumentalities in a private placement.

Commercial paper issues in which the Fund’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”).  Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction.  Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.  Section 4(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above.  The Fund’s 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees.  The Trustees have delegated to the Adviser the function of making day to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

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Short Sales.   The Fund may seek to hedge investments or realize additional gains through short sales.  The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

When the Fund engages in short sales, its custodian may segregate an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

The Fund may make “short sales against the box.”  A short sale is effected by selling a security that the Fund will deliver at closing, but will acquire from a lender. A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.  The Fund may not enter into a short sale against the box, if, as a result, more than 25% of its net assets would be subject to such short sales. The Fund generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box.

Fixed Income Securities.  The Fund may invest in debt securities, mainly obligations issued by governments and money market instruments, without regard to the maturities of such securities.

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Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future.  Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer’s liquidation.  Many fixed income securities are subject to scheduled retirement, or may be retired or “called” by the issuer prior to their maturity dates.  The interest rate on certain fixed income securities, known as “variable rate obligations,” is determined by reference to or is a percentage of an objective standard, such as a bank’s prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted.  Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount.  The interest rate on certain fixed income securities, called “floating rate instruments,” changes whenever there is a change in a designated base rate.

The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise.  The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations.  Long-term instruments are generally more sensitive to these changes than short-term instruments.  The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.

“Investment grade” is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (AAA, AA, A or BBB), or by Moody’s Investors Services, Inc. (Aaa, Aa, A or Baa), or, if unrated, considered by the Adviser to be of comparable quality. The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

Those debt securities rated “BBB” or “Baa,” while considered to be “investment grade,” may have speculative characteristics and changes in economic conditions or other circumstances and are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.  As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Fund has no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

Short-Term and Temporary Defensive Instruments.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in fixed income securities, including money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality) and money market mutual funds.  A description of securities ratings is contained in Appendix A to this SAI.

Subject to the limitations described above and below, the following is a description of the types of money market and fixed income securities in which the Fund may invest:

U.S. Government Securities.  See “U.S. Government Securities” below.

Commercial Paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.  The Fund’s commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes.  Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.  Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis.  These notes permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty.  Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes.  Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time.  Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein.  With both types of notes, therefore, the Fund’s right to redeem depends on the ability of the borrower to pay principal and interest on demand.  In connection with both types of note arrangements, the Fund considers earning power, cash flow and other liquidity ratios of the issuer.  These notes, as such, are not typically rated by credit rating agencies.  Unless they are so rated, the Fund may invest in them only if, at the time of an investment, the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating organization.  The Fund will generally  purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more).

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Certificates of Deposit and Bankers’ Acceptances.  Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Corporate Obligations.  For a further description of corporate debt obligations (including master demand notes), see “Commercial Paper” above.

Repurchase Agreements. The Fund may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser, subject to applicable guidelines.  In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price.  The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.  The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time the Fund’s money is invested in the security. Whenever the Fund enters into a repurchase agreement, it obtains collateral having a value equal to the repurchase price, including accrued interest, or 102% of the repurchase price if such securities mature in more than one year.  The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral.  If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor the Fund’s use of repurchase agreements.  The Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets.  However, there is no limit on the amount of the Fund’s net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

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U.S. Government Securities.  The Fund may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These instruments are direct obligations of the U.S. Government and the payment of principal and interest is guaranteed by the U.S. Government.  These instruments differ, however,  with respect to their interest rates, the length of their maturities and the dates of their issuances.

The Fund also may invest in securities issued by certain U.S. Government instrumentalities, and agencies. Obligations of U.S. Government instrumentalities and agencies historically have involved little risk of loss of principal if held to maturity. However, not all obligations of U.S. Government instrumentalities and agencies are backed by the full faith and credit of the United States, as is the case with the Government National Mortgage Association.  For example, other obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations.  Still others are backed only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Preferred Stock.  The Fund may invest in preferred shares. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

Investment in Medium Capitalization Companies.  As described in the Prospectus, the Fund may invest in medium capitalization (“mid-cap”) companies.  Mid-cap companies  are companies with a market capitalization of $1.0 billion to $12 billion or those companies represented in the Russell Midcap® Growth Index.  The capitalization of an issuer in which a fund invests is measured at the time of investment.  These securities may have a more limited trading market than larger, more established companies, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case.  It may be difficult to obtain reliable information and financial data on such companies and the securities of these companies may not be as readily marketable, making it difficult to dispose of shares when desirable.  A risk of investing in mid-cap companies is that they often are at an earlier stage of development and, therefore, have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, certain mid-cap issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment.  Mid-cap companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.  If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.  While mid-cap companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

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Investment in Small Capitalization Companies.  The Fund may invest in small capitalization (“small-cap”) companies.  Generally, investments in small-cap companies are subject to similar risks as investment in mid-cap companies described above.  Such investments entail greater risk than investments in larger, more established companies. Small-cap companies may have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result of these risks and uncertainties, the returns from these small-cap stocks may trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than medium- and large-capitalization stocks.

Real Estate Related Securities. The Fund may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: (1) possible declines in the value of real estate; (2) risks related to general and local economic conditions; (3) possible lack of availability of mortgage funds or other limitations on access to capital; (4) overbuilding; (5) risks associated with leverage; (6) market illiquidity; (7) extended vacancies of properties; (8) increase in competition, property taxes, capital expenditures and operating expenses; (9) changes in zoning laws or other governmental regulation; (10) costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; (11) tenant bankruptcies or other credit problems; (12) casualty or condemnation losses; (13) uninsured damages from floods, earthquakes or other natural disasters; (14) limitations on and variations in rents, including decreases in market rates for rents; (15) investment in developments that are not completed or that are subject to delays in completion and (16) changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.

Real Estate Investment Trusts. In pursuing its investment strategy, the Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

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REITs are subject to management fees and other expenses, and the Fund will bear its proportionate share of the costs of a REIT’s operations, for each REIT in which it invests. There are three general categories of REITs: (1) Equity REITs; (2) Mortgage REITs and (3) Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of REITs. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Generally, dividends received by a Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

REITs, and in particular mortgage REITs, are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. Some REITs may have limited financial resources and their securities may trade less frequently and in limited volume, and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small-cap stocks, including some REITs, have been more volatile in price than the larger capitalization stocks, such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

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Foreign Securities. The Fund may invest in foreign securities.  Foreign securities are stocks or other instruments, as described below, of companies incorporated outside the United States.  Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.  Although foreign securities are generally not expected to constitute a significant portion of the Fund’s investment portfolio, the Fund is authorized to invest in foreign securities.  The Fund may purchase securities issued by issuers in any country.

The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), International Depositary Receipts (“IDRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository.  ADRs may be sponsored or unsponsored.  A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security.  An unsponsored ADR may be issued by any number of U.S. depositories.  Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR.  The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities.  The Fund may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.

The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at the Fund’s custodian in five days.  The Fund may also execute trades on the U.S. markets using existing ADRs.  A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security.  For purposes of the Fund’s investment policies, the Fund’s investments in these types of securities will be deemed to be investments in the underlying securities.  Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.  Any percentage limitations regarding investments in foreign securities include investments in ADRs, EDRs, IDRs and GDRs.

To the extent applicable, the Fund also may invest in securities denominated in euros, the official currency of the European Union.

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than in the United States; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;  the imposition of foreign taxes on investment income derived from such countries and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy.  Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide potentially higher rates of return to investors.

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The performance of investments in securities denominated in a foreign currency (“non-dollar securities”) will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency.  Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of the Fund’s non-dollar securities in terms of U.S. dollars.  A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Fund’s non-dollar securities.  Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of the Fund’s shares may change on days when a shareholder will not be able to purchase or redeem shares.

Derivatives Strategies.  The Fund may write (i.e., sell) and purchase call options (“calls”) on securities traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions.  All such calls written by the Fund must be “covered” while the call is outstanding (i.e., the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements).  If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

The Fund also may write and purchase put options (“puts”), which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price.  The Fund will receive a premium for writing a put option that increases the Fund’s return.  The Fund writes only covered put options, which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or foreign currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities.

Hedging Strategies.   For hedging purposes or as a temporary maneuver, the Fund may also use: interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, “Futures”); forward contracts on foreign currencies (“Forward Contracts”) and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all the foregoing referred to as “Hedging Instruments”).  All puts and calls on securities, interest rate Futures or stock and bond index Futures or options on such Futures purchased or sold by the Fund will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets.  Hedging Instruments may be used to attempt to:  (i) protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect the Fund’s unrealized gains in the value of its equity and debt securities that have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) reduce the risk of adverse currency fluctuations.  The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets.  In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts, together with obligations to purchase options, would exceed 20% of its total assets.

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The Fund’s strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market.  When hedging to attempt to protect against declines in the market value of the Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures.  When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, the Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities.  When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot (“cash”) rate.  Additional information about the Hedging Instruments the Fund may use is provided below.

Options

Options on Securities.  As noted above, the Fund may write and purchase call and put options (including yield curve options) on futures contracts, equity and debt securities.

When the Fund writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period.  In such instance, the Fund retains the risk of loss should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a “closing purchase transaction.”  A profit or loss will be realized, depending upon whether the net amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased.  A profit may also be realized if the call expires unexercised, because the Fund retains the underlying security and the premium received.  If the Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

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A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call.  The premium the Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price.  However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price.  If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put.  Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund.  The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When the Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put.  The put may, however, be sold prior to expiration (whether or not at a profit).

Buying a put on an investment the Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price.  The resale price of the put will vary inversely with the price of the underlying investment.  If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date.  In the event of a decline in the stock market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.  As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer, through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold.  Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

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Options on Securities Indices.  As noted above, the Fund may write and purchase call and put options on securities indices.  Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures.  When the Fund buys a call on a securities index, it pays a premium.  During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call.  That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) that determines the total dollar value for each point of difference.  When the Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put.  That cash payment is determined by the multiplier, in the same manner as described above as to calls.

Futures and Options on Futures

Futures.  Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the “futures broker”).  The initial margin will be deposited with the Trust’s custodian in an account registered in the futures broker’s name; however, the futures broker can gain access to that account only under specified conditions.  As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.  Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund and any loss or gain is realized for tax purposes.  All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on the Fund’s current or intended investments in fixed income securities.  For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in the Fund’s portfolio.  However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and the Fund’s cash reserves could then be used to buy long-term bonds on the cash market.

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Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect the Fund’s current or intended investments from broad fluctuations in stock or bond prices.  For example, the Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position.  When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

As noted above, the Fund may purchase and sell foreign currency futures contracts for hedging to attempt to protect its current or intended investments from fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Options on Futures. As noted above, the Fund may purchase and write options on Futures.  (Unless otherwise specified, options on Futures are collectively referred to as “Options on Futures”).

The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the Fund’s portfolio.  If the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings.  The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract.  If the Futures price at expiration of the put option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Fund intends to purchase.  If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, the Fund’s losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The Fund may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling a Futures contract, purchase put options thereon.  If such decrease occurs, it may be offset, in whole or part, by a profit on the option.  If the market decline does not occur, the Fund will suffer a loss equal to the price of the put.  Where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call Options on Futures, rather than purchasing the underlying Futures contract.  If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call.  However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

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Forward Contracts

The Fund may enter into Forward Contracts.  A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  No price is paid or received upon entering or terminating a Forward Contract.

The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates.  The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.  The Fund will not speculate with Forward Contracts or foreign currency exchange rates.

The Fund may enter into Forward Contracts with respect to specific transactions.  For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend or interest payments in a foreign currency, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction.  The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions (“position hedge”).  In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount.  In this situation the Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (“cross-hedged”).  The Fund may also hedge investments denominated in a foreign currency by entering into Forward Contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated.

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The Fund will cover outstanding Forward Contracts by maintaining liquid portfolio securities denominated in the currency underlying the Forward Contract or the currency being hedged.  To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund will segregate cash or liquid securities having a value equal to the aggregate amount of the Fund’s commitments under Forward Contracts entered into with respect to position hedges and cross-hedges.  If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Fund’s commitments with respect to such contracts.  As an alternative to segregating assets, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to the Fund of using Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved.  Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

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Additional Information about Hedging Instruments and Their Use

The Trust’s custodian, or a securities depository acting for the custodian, will act as the Fund’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction.  OCC will release the securities on the expiration of the option or upon the Fund’s entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option.  The Fund’s option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover.  Although such exercise is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.  The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call.  Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments.  Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investments.

In the future, the Fund may employ Hedging Instruments and strategies that are not presently contemplated but that may be developed, to the extent such investment methods are consistent with the Fund’s investment objective, legally permissible and adequately disclosed.

Regulatory Aspects of Hedging Instruments

The Fund has claimed exclusion from the definition of a “commodity pool operator” (“CPO”) or a “commodity pool” under the Commodity Exchange Act (“CEA”) and is not subject to registration or regulation under the CEA.  The Fund may (1) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under Commodity Futures Trading Commission (“CFTC”) regulations, without regard to the percentage of the Fund’s assets committed to margin and option premiums, and (2) enter into non-hedging transactions, provided, that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the aggregate “notional value” of non-hedging transactions exceeds the liquidation value of the portfolio, after taking into account unrealized profits and unrealized losses on any such transactions.  The Fund intends to engage in Futures transactions and options thereon only for hedging purposes.  Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers.  Thus, the number of options the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser.  Position limits also apply to Futures.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.  Due to requirements under the 1940 Act, when the Fund purchases a Future, the Fund will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

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The Fund will maintain a segregated account with its custodian to cover its exposure in connection with the use of derivatives and hedging instruments in accordance with the 1940 Act and related authorities and interpretations.

The use of derivatives by mutual funds and the ability of vehicles like to the Fund to continue to claim exclusion from the definition of a CPO and commodity pool under the CEA is under scrutiny by both the SEC and the CFTC.  Proposed rulemaking by the SEC and the CFTC may require the Fund to register under the CEA and/or limit its ability to use such derivative instruments.

Possible Risk Factors in Hedging

Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies.  If the Adviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

In addition to the risks discussed above, there is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Fund’s portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund’s securities.  The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets.  First, all participants in the Futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets.  Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion.  Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If the Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

Investment Company Securities.  The Fund may invest in shares of other management investment companies, subject to the limitations of the 1940 Act, and subject to such investments being consistent with the overall objective and policies of the Fund.  To the extent that the Fund invests in the securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

Exchange-Traded Funds.  The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The Fund could purchase an ETF to gain exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks.

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The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.  An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

An investment company’s investments in other investment companies are typically subject to statutory limitations prescribed by the 1940 Act. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds, such as the Fund, to invest in their shares beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. From time to time, the Fund may rely on these exemptive orders in investing in ETFs.

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Pursuant to Rule 12d1-1 under the 1940 Act, the Fund may invest without limit in an affiliated or unaffiliated money market fund, provided the investment is consistent with the Fund’s investment policies and the Fund satisfies certain conditions.

Future Developments. The Fund may invest in types of securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Fund’s investment objective, policies and restrictions and is otherwise legally permissible under federal and state laws.  The Prospectus and this SAI will be amended or supplemented as appropriate to discuss any such new investments.

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INVESTMENT RESTRICTIONS

The investment restrictions of the Fund listed below are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under the following fundamental restrictions, the Fund may not:

(1)
borrow money, except that the Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, and (d) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law;

(2)
purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(3)
underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities or other investment company securities;

(4)
lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, (d) investing in permitted leveraged investments and (e) as otherwise permitted by applicable law;

(5)
purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate;

(6)
purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments; and

(7)	issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

PORTFOLIO TURNOVER

The Fund is actively managed. As a result, the Fund’s annual portfolio turnover rate will typically be approximately 250% of the average value of its portfolio.

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TRUSTEES AND OFFICERS

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Fund.  The Board oversees the Fund’s officers and service providers, including PineBridge Investments LLC, the Fund’s investment adviser.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including PineBridge’s investment personnel and the Fund’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Fund’s Audit Committee), independent counsel and other service providers as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund.  PineBridge, as part of its investment advisory responsibilities, is responsible for the day-to-day management of the risks associated with the Fund’s investment portfolio.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Fund.  In addition, under the general oversight of the Board, PineBridge and other service providers to the Fund have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons.  The Trust’s CCO and senior officers of PineBridge regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from PineBridge with respect to the Fund’s investments.  In addition to regular reports from PineBridge, the Board also receives reports regarding other service providers to the Fund, either directly or through PineBridge or the Trust’s CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Trust’s CCO regarding the effectiveness of the Trust’s compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from PineBridge in connection with the Board’s consideration of the renewal of the Trust’s investment advisory agreement on behalf of the Fund with PineBridge and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

In addition, the Audit Committee receives regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO to discuss matters relating to the Trust’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  George W. Gau, an Independent Trustee, serves as Chairman of the Board.  The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and the Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Fund.  The Chairman also performs such other duties as the Board may from time to time determine.

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The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit Committee, the Fund Governance Committee, and the Qualified Legal Compliance Committee.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Fund in light of, among other factors, the asset size and nature of the Fund, the number of Funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.

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Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Last 5 Years
Interested Trustee
Robin C. Thorn(2) (born 1971) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee and President	Indefinite Until Successor Elected; Since 2011
Managing Director, Head of Developed Market Equities since 2008 at PineBridge Investments LLC, formerly AIG Global Investment Corp., and Global Head of Equities Research and Head of European Equities at PineBridge Investments LLC, formerly AIG Global Investment Corp., since 2000.
				[6]	None
Independent Trustees
George W. Gau (born 1947) 399 Park Avenue, 4th Floor New York, NY 10022	Chairman of the Board and Trustee	Indefinite Until Successor Elected; Since 1999
Professor of Finance and George S. Watson Centennial Professor in Real Estate, since 1988, and J. Ludwig Mosle Centennial Memorial Professor in Investments and Money Management, since 1996, McCombs School of Business, University of Texas at Austin.  Dean, McCombs School of Business, (2002-2008).  Chairman of the Board, The MBA Investment Fund, L.L.C., since 1994, a private investment company managed by business students.

				[6]	None
John H. Massey (born 1939) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee	Indefinite Until Successor Elected; Since 1996	Chairman of the Fund of Funds Investment Committee for Neuberger Investment Management, since 1996.	[6]	Corporate director: Hill Bancshares Holdings, Inc., FSW Holdings, Inc., and Central Texas Bankshare Holdings, Inc.
David M. Reichert (born 1939) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee	Indefinite Until Successor Elected; Since 1996	Retired	[6]	None

(1) The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, which currently consists of the Trust (currently [6] funds).

(2)  Mr. Thorn is deemed to be an “interested person” of the Trust, as defined by the 1940 Act, because he is an officer of PineBridge.

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In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.  The Board has considered the totality of each Trustee’s qualifications and experience to conclude that the Trustee is qualified to serve on the Board.

George W. Gau:  Dr. Gau has extensive financial experience as a professor of finance, real estate, investment and money management and the dean of a school of business at a public university, the chairman of the board of a private investment company and multiple years of service as a Trustee.

John H. Massey:  Mr. Massey is a chartered financial analyst and has extensive investment management and organizational management experience as a trustee and the chairman of the fund of funds committee for a large asset management firm, as a director of financial services companies and public and private companies, and multiple years of service as a Trustee.

David M. Reichert:  Mr. Reichert is a chartered financial analyst and has extensive experience in the investment management business, including as a senior officer and portfolio manager of a mutual fund management company, a senior officer of an investment counseling firm, and multiple years of service as a Trustee.

Robin C. Thorn:   Mr. Thorn has extensive experience in the investment management industry as Managing Director, Head of Global Equities and previously as Head of Equity Research (global and regional), Head of European Equities, and Head of US Equities. Mr. Thorn is also a portfolio manager for  global equity portfolios for the Adviser and a global health care portfolio manager for an investment firm in Sweden.

Board Committees

The Fund has an Audit Committee, consisting of Dr. Gau and Messrs. Reichert and Massey.    The members of the Audit Committee are not “interested” persons of the Fund, as defined in the 1940 Act.  The primary responsibilities of the Audit Committee are, as set forth in its charter, (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (c) to oversee or, as appropriate, assist Board oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; (d) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (e) to act as a liaison between the Trust’s independent auditors and the full Board.

The Fund also has a Fund Governance Committee, consisting of Dr. Gau and Messrs. Massey and Reichert, each of whom is an Independent Trustee.  As set forth in its charter, the Fund Governance Committee’s primary duties are to: (a) make nominations for independent trustee membership on the Board and consider nominations from the full Board; (b) evaluate candidates’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers; (c) periodically review Board governance procedures and recommend any appropriate changes to the full Board; (d) periodically review the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board; (e) periodically review the compensation of the Board and recommend any appropriate changes; (f) make nominations for membership on all committees and annually review committee assignments; (g) review, as necessary, committee responsibilities, including the need for each committee, the need for additional committees and whether committees should be combined or reorganized; and (h) monitor the performance of legal counsel employed by the Trust and the Independent Trustees and supervise counsel for the Independent Trustees.

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Shareholder recommendations for Trustee candidates should be in writing and addressed to the Trust with attention to the Fund Governance Committee Chair.  The recommendation must include the following information regarding the candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience or areas of expertise; (5) current business and home address and contact information; (6) other board positions or prior experience and (7) any knowledge and experience relating to investment companies and investment company governance.

The Fund also has a Qualified Legal Compliance Committee, consisting of Dr. Gau and Messrs. Massey and Reichert, each of whom is an Independent Trustee.  The primary responsibility of the Funds’ Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Qualified Legal Compliance Committee regarding: a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law; or a similar material violation by the Fund or by any officer, director, employee, or agent of the Fund.

Because the Fund is new, the Board and its Committees have not met during the most recent fiscal year with respect to the Fund.

Trustee Ownership in the Fund

The following table shows the amount of shares beneficially owned by each Trustee in the PineBridge Family of Investment Companies as of [           , 2011].  The Fund had not commenced operations as of the date of this SAI.  Accordingly, no Trustee owned any shares of the Fund as of [          , 2011].

Name of Trustee	Dollar Range of Equity Securities in the Merger Arbitrage Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Mr. Thorn	None	None
INDEPENDENT TRUSTEES
George W. Gau	None	$1-10,000
John H. Massey	None	None
David M. Reichert	None	Over $100,000
Ownership of Securities of Investment Advisers and Related Companies

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As of [     , 2011], no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of PineBridge or Quasar Distributors, LLC, the Trust’s principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with PineBridge or Quasar.  During the two most recently completed calendar years, neither the Independent Trustees, nor their immediate family members, had a direct or indirect interest, the value of which exceeds $120,000, in PineBridge, Quasar or any of their affiliates.  None of the Independent Trustees are also officers or are affiliated with the Trust.

Trustee Compensation

Each independent Trustee receives the following compensation from the Trust: a quarterly retainer of $5,000, an attendance fee of $2,500 for each regularly scheduled quarterly Board meeting, $2,500 for each in-person special Board meeting and $1,500 for each special telephonic meeting.  The Chairman of the Board receives an additional quarterly retainer of $1,500 for his role as Chairman.  In addition, the Trustees are reimbursed for travel and other expenses incurred while attending Board meetings.  The fees are aggregated for all Trustees and allocated proportionately among the Trust’s Funds according to their asset size.

Prior to January 1, 2011, each Independent Trustee received the following compensation from the Trust: a quarterly retainer of $6,000, an attendance fee of $3,000 for each regularly scheduled quarterly Board meeting, $3,000 for each in-person special Board meeting and $1,500 for each telephonic meeting.  The Chairman of the Board received an additional quarterly retainer of $1,500 for his role as Chairman.  In addition, the Trustees were reimbursed for travel and other expenses incurred while attending Board meetings.  The following table shows aggregate compensation paid to each of the Trustees for the fiscal period ended [November 30, 2011].

COMPENSATION TABLE

Name of Trustee	Aggregate Compensation From the Merger Arbitrage Fund(1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees(2)

INTERESTED TRUSTEE

Robin Thorn	None	None	None	None

INDEPENDENT TRUSTEES

George W. Gau	$0	None	None	$[ ]

John H. Massey	$0	None	None	$[ ]

David M. Reichert	$0	None	None	$[ ]

(1)      As of the date of this SAI, the Merger Arbitrage Fund had not commenced investment operations.  The estimated compensation to be paid to each Trustee for the fiscal year ending [    ], 2011 is $[  ],000 for Mr. Gau and $[  ]000 for Messrs. Massey and Reichert.

(2)      The “Fund Complex” is comprised of the Trust’s four Funds: US Micro Cap Growth Fund, US Small Cap Growth Fund, US 25 Equity Fund and Merger Arbitrage Fund.  For the Trust’s fiscal year ended November 30, 2011, Independent Trustees’ fees for the Trust were $[      ].

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Mr. Thorn and the Trust’s officers and employees are paid by either PineBridge, or the Trust’s administrator, U.S. Bancorp Fund Services, LLC, (the “Administrator”) and receive no compensation from the Trust.

Officers

The officers of the Trust conduct and supervise its daily business.  The officers of the Trust, their ages, their business addresses and their principal occupations during the past five years are as set forth below.  Unless otherwise indicated, the address of each officer is 5949 Sherry Lane, Suite 1600, Dallas, Texas  75225.

Name, Year of Birth and Address of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Officer (1)	Other Directorships Held During the Last 5 Years

Robin C. Thorn (born 1971) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee and President	Indefinite Until Successor Elected; Since February 2009
Managing Director, Head of Developed Market Equities since 2008 at PineBridge Investments LLC, formerly AIG Global Investment Corp., and Global Head of Equities Research and Head of European Equities at PineBridge Investments LLC, formerly AIG Global Investment Corp., since 2000.

				Not Applicable	Not Applicable
Joseph Altobelli (born 1969) 399 Park Avenue, 4th Floor New York, NY 10022	Chief Financial Officer Treasurer	Since November 2009 Indefinite Until Successor Elected; Since November 2009
Chief Financial Officer, Traditional Products, PineBridge Investments LLC, formerly AIG Global Investment Corp., since November 2008; Chief Financial Officer, Information Technology and Finance, American International Group, Inc. (March 2006-November 2008); Vice President, Private Client Technology (July 2004 - March 2006).

				Not Applicable	Not Applicable
Nicholas Denton-Clark (born 1977) 399 Park Avenue, 4th Floor New York, NY 10022	Chief Compliance Officer and Secretary	Since November 2010
Managing Director, Chief Compliance Officer, Americas, PineBridge Investments LLC,  since June 2010;  Senior Manager,  Governance Risk and Regulatory Consulting Group,  Deloitte & Touche LLP (January 2000 – June 2010).
				Not Applicable	Not Applicable
(1)      The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, which currently consists of the Trust (currently [6] Funds).

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Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  As of the date of this SAI, other than the Adviser and its affiliates, shareholders of record owned 5% or more of the outstanding shares of the Fund.

PineBridge [Merger Arbitrage] Fund	Percent of the Class Total Assets Held by the Shareholder
Class [ ] PineBridge Investments LLC 399 Park Avenue, 4th Floor New York, NY 10022	[100%]

As of the date of the SAI, the Trustees and Officers of the Trust beneficially owned, in the aggregate, less than 1% of the outstanding shares of the Fund.

THE ADVISER

The Adviser, which was formed in 1983, is located at 399 Park Avenue, 4th Floor, New York, New York 10022.  The Adviser acts as adviser to the Fund, pursuant to an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”).

The Adviser  is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC (“PGI”).  The Adviser and PGI  both are located at 399 Park Avenue, New York, NY 10022.   PGI is a wholly owned subsidiary of Bridge Investment Holdings Company Limited, located at Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands, which is a wholly-owned subsidiary of Bridge Partners.  The address of Bridge Partners is Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.  The general partner of Bridge Partners is Bridge Holdings Company Limited (“BHCL”), located at Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.  BHCL is wholly-owned by Pacific Century Investment Holdings (Cayman Islands) Limited (“PCIHL”), located at Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.  PCIHL is wholly-owned by Pacific Century Investment Holdings No. 1 Limited (“PCIH No. 1”), located at Portcullis TrustNet Chambers, P.O. Box 3444, Road Town, Tortola, British Virgin Islands.  PCIH No. 1 is wholly-owned by Chiltonlink Limited, located at P.O. Box 71, Craigmuir Chambers, Road Town, Tortola, British Virgin Islands, which, in turn, is wholly-owned by Mr. Li Tzar Kai, Richard, whose address is 38/F Citibank Tower, Citibank Plaza, 3 Garden Road, Hong Kong.

Subject to supervision by the Board, the Adviser provides a continuous investment program for the Fund and determines what securities and other investments will be purchased, retained, sold or loaned by the Fund and what portion of such assets will be invested, or held uninvested as cash.

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After an initial two year term, the Advisory Agreement will continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (i) the Board or (ii) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not “interested persons” (as defined pursuant to the 1940 Act) of the Fund or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty, on 60 days’ written notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares, or by the Adviser, upon not less than 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the terms of the Advisory Agreement, the Adviser is not liable to the Fund, or their shareholders, for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Except to the extent otherwise specified in the Advisory Agreement, the Fund pays, or causes to be paid, all other expenses of the Fund, including, without limitation, brokerage commissions and all other costs of the Fund’s operation.

The Adviser may compensate its affiliated companies for referring investors to the Fund.  The Adviser, or any of its affiliates, may, at its own expense, compensate a Service Agent (as defined herein) or other person for marketing, shareholder servicing, record keeping and/or other services performed with respect to the Trust or the Fund.  Payments made for any of these purposes may be made from the paying entity’s revenues, its profits or any other source available to it.  When such service arrangements are in effect, they are made generally available to all qualified service providers.

As compensation for services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser from the Fund’s assets a fee in monthly installments at the annual rate of [   ]% of the Fund’s average daily net assets.

The Adviser has contractually agreed, however, to waive a portion of its management fees and/or pay Fund expenses (excluding, among other things, taxes, any leverage interest,  dividends or interest on short positions, other interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation to the extent necessary to limit the Fund’s net annual fund operating expenses to 1.69%% and 1.34% of the average daily net assets of Class R and Class I shares, respectively (the “Expense Cap”).  The Expense Cap will remain in effect until at least [         ], 2012, and may be terminated at any time thereafter by the Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board.

The amount of any fee waiver or reimbursed expense may be reimbursed to the Adviser in the future, provided that the payments are reimbursed within three years of being made and the combination of the Fund’s expenses and such reimbursements do not exceed the Fund’s Expense Cap.  If the actual expense ratio is less than the Expense Cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expenses.

Because the Fund is new, as of the date of this SAI, the Adviser has not received any fees for its management of the Fund.

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PORTFOLIO MANAGER

Lan Cai is the Portfolio Manager responsible for the day-to-day management of the Fund.  The following table shows the number of other accounts managed by Ms. Cai and the total assets in the accounts managed within various categories as of [     ], 2011.

	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Lan Cai
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Material Conflicts Of Interest.  The Adviser is required to act solely in the best interests of clients and to make full and fair disclosure of all material facts, especially where its interests may conflict with the clients.  Employees of the Adviser are required to ensure that all clients are treated fairly and to avoid the appearance of a conflict of interest.  In that regard, the Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients).  The Adviser also monitors a variety of areas, including compliance with the Adviser’s Code of Ethics.  Furthermore, the Adviser’s management periodically reviews the performance of each Portfolio Manager.  Although the Adviser does not track the time a Portfolio Manager spends on a single Fund, the Adviser does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts.

Compensation.  Ms. Cai receives a fixed base salary and is entitled to participate in performance-based bonus plans, 401(k) plans commensurate with other employees of the firm.  Ms. Cai participates in certain incentive-based bonus plans designed to reward portfolio performance, stock selection and portfolio management activities not rewarded elsewhere.  To determine Ms. Cai’s performance-based bonus, if any, her performance is compared against the [______].

Securities Owned in the Fund by Portfolio Manager

As the Fund had not commenced operations as of the date of this SAI, Ms. Cai did not own any shares of the Fund.

The Distributor.  Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the principal underwriter in connection with the continuous offering of the shares of the Fund pursuant to a Distribution Agreement.  The address of the Distributor is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  The Distributor, Administrator, Transfer Agent and Custodian (each as defined below) are affiliated companies.

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Continuance of the Distribution Agreement with respect to the Fund is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust.  The Trust and the Distributor each has the right to terminate the Distribution Agreement with the Fund on 60 days written notice, without penalty.  The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.  The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Fund.

Distribution Plan. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted on behalf of its Class R shares a Distribution Plan (hereinafter referred to as the “Class R Plan” or the “Distribution Plan”).  Class I shares do not have a distribution plan.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to the Prospectus for certain information with respect to the Distribution Plan.

Under the Class R Plan, the Distributor and/or other parties (who may not be registered broker-dealers) may receive payments from the Fund at an annual rate of up to [  ]% of the average daily net assets of the Fund’s Class R shares for providing distribution or other services, including but not limited to: (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of the Fund.

It is possible that in any given year the amount paid to the Distributor under the Distribution Plan will exceed the Distributor’s distribution costs as described above.

Because the Fund has not commenced operations as of the date of this SAI, the Fund has not made any payments for services provided pursuant to the Distribution Plan.

Continuance of the Distribution Plan with respect to the Fund is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees.  The Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of the Fund, without approval of the shareholders of the Class R shares of such Fund.  In addition, all material amendments to the Distribution Plan must be approved by the Trustees in the manner described above.  The Distribution Plan may be terminated at any time without payment of any penalty by vote of a majority of the disinterested Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares.  So long as the Distribution Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the disinterested Trustees.

SERVICE PROVIDERS

The Administrator.  U.S. Bancorp Fund Services, LLC (“USBFS”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202 serves as Administrator to the Trust (the “Administrator”), and also provides accounting services to the Trust.

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The Administrator supplies office facilities, non-investment related statistical and research data, corporate secretarial services, internal auditing, and regulatory compliance services.  The Administrator also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the SEC and state securities authorities.  The Administrator performs certain budgeting and financial reporting and compliance monitoring activities.

The Administrator will be paid a monthly fee as soon as practicable after the last day of each month equal to [   ]% on the first $200 million of the Fund’s average daily net assets, [   ]% of the next $500 million, and [   ]% on the balance, subject to a minimum fee of $15,000. The fee will be determined at the close of business on each business day throughout the month.

Transfer Agent.  USBFS, a subsidiary of U.S. Bank N.A., 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, serves as Transfer Agent for the Trust (“Transfer Agent”), and in that capacity receives and processes orders for the purchase, redemption and exchange of Fund shares, certain financial and accounting books and records pursuant to agreements with the Trust.

Custodian.  U.S. Bank N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as Custodian to the Trust (“Custodian”), and in that capacity holds all securities and cash owned by the Fund.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian and its affiliates may receive revenue from certain broker-dealers that receive Rule 12b-1 fees or other payments from mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, serves as the Fund’s independent registered public accounting firm, and in that capacity examines the Fund’s annual financial statements.

Legal Counsel.  K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, serves as legal counsel to the Trust and Trustees and provides counsel on legal matters relating to the Fund.  Sidley Austin LLP, 787 Seventh Avenue, New York, NY 10019, serves as special counsel to the Adviser on legal matters relating to the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates.  Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer).  In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order.  However, the Adviser may select broker-dealers that provide it with research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends, and may cause the Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.  Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust and may not be used in connection with the Trust.  The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser’s research and analysis.  Therefore, it may tend to benefit the Fund by improving the quality of the Adviser’s investment advice.  The investment advisory fees paid by the Fund are not reduced because the Adviser receives such services.  When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

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The Adviser may effect portfolio transactions through an affiliated broker-dealer, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Fund, it is possible that, at times, identical securities will be acceptable for purchase by the Fund and one or more other accounts or investment companies that the Adviser manages.  However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities.  The timing and amount of purchase by each account and company will also be determined by its cash position.  If the purchase or sale of a security is consistent with the investment policies of the Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser.  The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission.  However, simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

Because the Fund is new, as of the date of the SAI, the Fund has not paid any brokerage commissions or directed any commissions to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

ADDITIONAL INFORMATION REGARDING THE SHARES

Shareholders will not be issued certificates for their Fund shares, unless they specifically request certificates in writing. In any event, no certificate will be issued for fractional Fund shares.  Further information may be obtained by calling (800) 426-9157.

Each class of shares of the Fund is issued at the respective net asset value next determined after receipt of a purchase order.

Purchases Through The Distributor.  An investor may purchase shares of the Fund through dealers that have entered into selected dealer agreements with the Distributor.  An investor’s dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Trust.  Orders received by the Distributor before the Fund’s close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (“NYSE”) that day.  Orders received by the Distributor after the Fund’s close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day.  The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment.  The Fund will not be responsible for delays caused by dealers.

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Purchase By Check.  Checks should be made payable to the Fund or to “PineBridge Mutual Funds.”  If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please note on the check that payment is for such an account.  In the case of a new account, purchase orders by check must be submitted directly by mail to PineBridge Mutual Funds, PineBridge Merger Arbitrage Fund, c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, WI 53201, together with payment for the purchase price of such Class R or I shares and a completed New Account Application.  Payment for subsequent purchases should be mailed to PineBridge Mutual Funds, PineBridge Merger Arbitrage Fund, c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, WI 53201 and the shareholder’s Fund account number should appear on the check.

For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to PineBridge Mutual Funds, PineBridge Merger Arbitrage Fund, c/o U.S. Bancorp Fund Services, LLC, Box 701, Milwaukee, WI 53201.  Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States.  Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the Fund at the net asset value next computed after the check is received.  Subsequent purchases of Class R or I shares of Fund may be purchased directly through the Transfer Agent.  U.S. Bancorp reserves the right to reject any check made payable other than in the manner indicated above.  There are restrictions on the redemption of shares purchased by check for which funds are being collected (See “Purchase of Shares” in the Prospectus).

Purchase Through U.S. Bancorp Fund Services.  Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open.  Shares will be purchased at the NAV next calculated after receipt of your investment.  If your order is received in “good order” before 4:00 p.m. Eastern Time, shares will be purchased on that day.  Requests received after 4:00 p.m. Eastern Time will be purchased at the NAV on the next business day.  “Good order” means that your purchase request includes: the name of the Fund, the dollar amount of shares to be purchased, the account number, and a check payable to the Fund you are purchasing.

Purchase By Federal Funds Wire.  An investor may make purchases by having his or her bank wire Federal funds to the Transfer Agent.  Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business.  In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

--      You must have an existing PineBridge Mutual Funds Account before wiring funds.  To establish an account, complete the New Account Application and send it via mail or overnight delivery to [_________].

--      Call the Transfer Agent, toll free at (800) 426-9157, to obtain your new account number.

--      Instruct the bank to wire the specified amount to the Transfer Agent: U.S. Bank, N.A. Milwaukee, WI, ABA# 075000022; Credit U.S. Bancorp Fund Services, DDA# 112-952-137, PineBridge [Name of Fund, Class ___ ] (include shareholder name and account number).

Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy.  In addition, U.S. Bancorp Fund Services will take measures to verify the identity of the caller, such as asking for a name, account number, social security or other taxpayer identification number and other relevant information.  If appropriate measures are not taken, the Trust is responsible for any losses that may occur to any account due to an unauthorized telephone call.  Also for your protection, telephone transactions are not permitted on accounts with names or addresses that have changed within the past 30 days.  At times of peak activity, it may be difficult to place requests by phone.  During these times, consider sending your request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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ADDITIONAL INFORMATION REGARDING PURCHASES OF
CLASS R AND I SHARES

Class R and I shares of the Fund may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Trust.  Initial investments in the Class I shares of the Fund must be at least $1,000,000, and subsequent minimum investments must be at least $1,000.  Class I shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the Trust’s officers.  For Class R shares, there is a minimum initial investment of $2,500 for non-retirement accounts, $1,000 for retirement accounts, and $500 for Automatic Investment Plan provided that at least $50 is invested each month.  Subsequent investments for Class R shares must be at least $100 for non-retirement accounts and $25 for retirement accounts.

Class I shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Trust and its affiliates, their families, and their business or personal associates, either directly by the Adviser, or through their individual retirement accounts, and by any pension or profit-sharing plan, without being subject to the minimum or subsequent investment limitations.

Payment does not need to be converted into Federal Funds (moneys credited to the Trust’s Custodian Bank by a Federal Reserve Bank) before the Trust will accept it for investment.  Specify on the Account Registration Form the Fund into which the funds should be invested.  An order received in proper form prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) (the “NYSE”) will be executed at the price computed on the date of receipt; and an order received not in proper form or after the close of the NYSE will be executed at the price computed on the next day the NYSE is open after proper receipt.  The NYSE will be closed on the following days: New Year’s Day; Martin Luther King, Jr.’s Birthday; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

The Fund reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Trust, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

Class I shares of the Fund may be purchased by customers of broker-dealers or other financial intermediaries (“Service Agents”) that deal with the Trust on behalf of their customers.  Service Agents may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or other account fees.  Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions.  Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Trust from the Trust’s assets attributable to the Service Agent, and which would not be imposed if Class I shares of the Fund were purchased directly from the Trust or the Distributor.  The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Trust.  A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different compensation with respect to one particular class of shares over another in the Trust.

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Service Agents, or if applicable, their designees, that have entered into agreements with the Trust or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Fund’s pricing on the following business day.  If payment is not received by the Trust’s Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses.  The Fund may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order.  Orders received by the Trust in proper form will be priced at the Fund’s net asset value next computed after they are accepted by the Service Agent or its authorized designee. Service Agents are responsible to their customers and the Trust for timely transmission of all subscription and redemption requests, investment information, documentation and money.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

Please refer to the Prospectus for information on redemption of Fund shares.

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities or other assets from the Fund in lieu of cash. In conformity with applicable rules of the SEC, the Fund is committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period.  If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.  The method of valuing portfolio securities is described below in the section entitled “Determination of Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

The Trust and the Trust’s Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so.  These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests.  Once a telephone transaction has been placed, it cannot be canceled or modified.  Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.  Shareholders will be charged a $15 fee by the Transfer Agent for outgoing wire transfers.

The Distributor is authorized, as agent for the Fund, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers.  Repurchase orders received by the Distributor after the Fund’s close of business will be priced based on the next business day’s close.  Dealers may charge for their services in connection with the repurchase, but neither the Fund nor the Distributor imposes any such charge.  The offer to repurchase may be suspended at any time.

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EXCHANGE PRIVILEGES

Shareholders in any of the PineBridge Mutual Funds may exchange their shares for the same class of shares of any other series of the Trust (each, a “Fund”) that offer such class of shares at the respective net asset value per share.  Before making an exchange, a shareholder should obtain and review the prospectus of the Fund whose shares are being acquired.  All exchanges are subject to applicable minimum initial or subsequent investment requirements.  All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides.  An exchange of shares will constitute a taxable transaction and, accordingly, a capital gain or loss may be realized except for individual retirement accounts (“IRAs”), 401(k) plans, Keogh Plans, and other qualified retirement or tax-exempt plans or accounts.  The exchange privilege may be terminated or modified upon 60 days’ written notice.

Because excessive trading (including short-term “market timing” trading) can hurt a Fund’s performance, each Fund may refuse any exchange transaction without any prior notice, if in the opinion of the Funds, the transaction may be a market timing activity or if the transaction is excessive.

Exchange requests should be made by calling 1-800-426-9157 or by writing to PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC. P.O. Box 701, Milwaukee, WI 53201-0701.

Any such exchange will be based on the respective net asset values of the shares involved.  There is no sales commission or charge of any kind.  You may obtain a prospectus by calling the Trust at 1-800-426-9157.  Investor correspondence should be directed to the PineBridge Mutual Funds, c/o U.S. Bancorp Fund Services, LLC. P.O. Box 701, Milwaukee, WI 53201-0701.Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the shareholder and the registration of the two accounts is identical.  Requests for exchanges received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) will be processed as of the close of business on the same day.  Requests received after the close of the NYSE will be processed on the next business day.  Once a telephone transaction has been placed, it cannot be canceled or modified.  Neither the Transfer Agent nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone.  Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board to assure that such exchanges do not disadvantage the Trust and its shareholders.

DETERMINATION OF NET ASSET VALUE

Fund shares are valued each business day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time).  The NAV is calculated by dividing the total value of the net assets allocable to each class by the outstanding shares of such class.  Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the NYSE for the day.  All other securities and assets are valued at fair value following procedures approved by the Trustees.

Fair Value Pricing

Securities for which market prices are not “readily available,” or which, in the judgment of the Adviser, have market prices that are stale or do not represent fair value, or securities which cannot be valued using the methodologies described above, will generally be valued in accordance with the fair value procedures established by the Board of Trustees of the Trust.  In addition, if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value.  For example, in the case of securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities has occurred between the time of the security’s last trade and the time at which the Fund calculates its NAV.  In addition, the securities of small capitalization companies are more likely to require fair valuation because they are more thinly traded and less liquid than the securities of larger capitalization companies.

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Generally, the fair value of a portfolio security is the amount that the Fund might reasonably expect to receive upon its current sale.  The information the Adviser may review when making a determination as to the fair value of a portfolio security may include: (i) the type of security or asset; (ii) the cost at the date of purchase; (iii) the size of the Fund’s holding; (iv) the most recent closing market prices; (v) fundamental analytical data relating to the investment in the security; (vi) the nature and duration of any restriction on the disposition of the security; (vii) the Adviser’s evaluation of the forces that influence the market in which the security is purchased and sold; (viii) the financial statement of the issuer; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) changes in interest rates; (xiv) observations from financial institutions; (xv) government (domestic or foreign) actions or pronouncements; (xvi) other news events; and (xvii) other possible methods of valuing portfolio securities.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Trust’s fair valuation procedures.  If any significant discrepancies are found, the Adviser may adjust the Trust’s fair valuation procedures.  The fair value procedures are principally implemented by the Adviser.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions.  Dividends from net investment income and distributions of the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”), if any, will be distributed at least annually to the shareholders of the Fund.  For purposes of calculating capital gain distributions, the Fund offsets any prior taxable year’s capital loss carryovers against the current taxable year’s realized capital gains, if any; accordingly, no capital gain distributions will be made by the Fund for a taxable year until it has realized gains in that year in excess of any such loss carryover.

Dividends and other distributions paid by the Fund will be paid in additional Fund shares of the distributing class based on the NAV of those shares at the Fund’s close of business on the distribution date, unless the shareholder notifies the Fund at least five business days prior to that date to receive such distributions in cash.

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Taxes.  The Fund intends to be treated as a regulated investment company (a “RIC”) under subchapter M the Code.  As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain that it distributes to its shareholders.  The Fund intends to distribute substantially all of such income and gain.  If the Fund were to fail to so qualify, (1) it would be taxed on the full amount of its taxable income at regular corporate rates without any deduction for distributions to its shareholders and (2) shareholders would treat all distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is “qualified dividend income,” as described in the Prospectus (“QDI”) would be subject to federal income tax at the rate for net capital gain – currently a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

To continue to qualify for treatment as a RIC, the Fund must distribute to its shareholders at least 90% of its investment company taxable income for each taxable year (“Distribution Requirement”) and, among other things, (1) derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”) and (2) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash and cash items, Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (a) securities (other than Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses or (c) securities of one or more QPTPs.  Qualification as a RIC under the Code for tax purposes does not entail government supervision of management and investment policies.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (“capital gain net income”) for the 12-month period ending on October 31 of the calendar year and (3) all undistributed ordinary income and capital gain net income for previous years.  The Fund intends to make distributions sufficient to avoid the Excise Tax.  For these and other purposes, a distribution will be treated as paid on December 31 of a calendar year if declared by the Fund in October, November or December of that year, payable to shareholders of record on a date in one of those months and paid by the Fund during January of the following year.  Any such distributions will be taxable to shareholders as of December 31, rather than the date on which they receive the distributions.

Dividends from net investment income and net short-term capital gain that the Fund pays are taxable to its shareholders as ordinary income, except that, as described in the Prospectus, a portion of the Fund’s dividends from net investment income  may be QDI or eligible for the dividends-received deduction allowed to corporations.  Any net capital gain that is distributed to shareholders will be taxable to them as long-term capital gains, regardless of the length of time a shareholder has owned his or her shares.  The maximum long-term capital gains tax rate for individuals is 15% for taxable years beginning before January 1, 2012.  The capital gains tax rate is the same as the tax rate for ordinary income (35%) for corporate shareholders. The tax treatment described in this paragraph applies irrespective of whether the distributions are received in cash or reinvested in additional shares.

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On a redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending on the shareholder’s basis in the shares.  That gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands.  Any such capital gain generally will be treated as short-term capital gain, taxable at the same rates as ordinary income, if the shares are held for not more than 12 months and as long-term capital gain, taxable for individuals at the maximum rate of 15%, if the shares are held for more than 12 months.  A loss recognized on a redemption or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any distributions of net capital gain received with respect to those shares.

Generally, part or all of any loss realized on a redemption or exchange of shares of the Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of distributions or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

Pursuant to legislation passed by Congress in 2008, a Fund shareholder who wants to use the average cost method for determining basis with respect to his or her Fund shares acquired after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic).  If a shareholder of the Fund fails to affirmatively elect the average cost method, the basis determination will be made in accordance with the Fund’s default method, which might be a method other than average cost.  If, however, the Fund's default method is average cost and a shareholder wishes to use a different acceptable method for basis determination (e. g., a specific identification method), the shareholder may elect to do so.  The cost basis method a shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

That legislation also requires the Fund (or its administrative agent) to report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the cost basis information for Covered Shares.  In addition to the current requirement to report the gross proceeds from the sale of Fund shares, each Fund will also be required to report the cost basis information for Covered Shares and indicate whether they had a short-term or long-term holding period.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its investments.  Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many countries do not impose taxes on capital gains in respect of investments by foreign investors.  It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund’s assets to be invested in various countries is not known.  It is not anticipated that the Fund will qualify to pass through to its shareholders the ability to claim as a foreign tax credit or deduction their respective shares of foreign taxes the Fund pays.

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The use of hedging strategies, such as writing (selling) and purchasing options and futures and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gain from the disposition of foreign currencies and gains from options, futures and forward contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Investments in futures and options may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to be able to make sufficient distributions to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.  Moreover, some or all of that recognized taxable income may be ordinary income or short-term capital gain, with the result that distributions thereof to shareholders will be taxable as ordinary income.

Dividends the Fund pays to a foreign shareholder -- other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and distributions of net capital gain paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year -- generally will be subject to a federal withholding tax of 30% (or lower treaty rate).  However, two categories of dividends, “short-term capital gain dividends” and “interest-related dividends,” will be exempt from that tax through the end of 2012 (or later if Congress enacts legislation extending this provision).  “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments.  “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (“qualified interest income” less allocable deductions), which generally consists of certain original issue discount, interest on obligations “in registered form” and interest on deposits.

For federal income tax purposes, the Fund’s unused capital loss carryovers will be available to be applied against the Fund’s future capital gains, if any, that are realized prior to the expiration of the carryover.  Under recently enacted legislation, net capital losses sustained in future taxable years will not expire and may be carried over by the Fund indefinitely.

The foregoing is a general and abbreviated summary of the applicable provisions of the federal tax law currently in effect.  Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.  In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in the Fund.

RETIREMENT PLANS

Shares of the Fund are eligible to be purchased in conjunction with various types of qualified retirement plans and accounts.  The summary below is only a brief description of the applicable federal income tax law and does not purport to be complete.  Further information, or an application to invest in shares of the Fund by establishing any of the retirement plans or accounts described below, may be obtained by calling the Transfer Agent at (800) 426-9157.  However, it is recommended that a shareholder considering any retirement plan or account consult a tax adviser before participating.

Pension and Profit-Sharing Plans.  Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit-sharing plans for employees.  Shares of the Fund may be purchased by plans for non-corporate employers (including self-employed individuals), as well as by corporate plans.  Each retirement plan provides tax advantages for owners and participants.  Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

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Tax-Sheltered Custodial Account.  Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in section 501(c)(3) of the Code to purchase shares of the Fund and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

Individual Retirement Account (IRA).  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA.  IRAs are subject to limitations with respect to the amount that may be contributed, the deductibility of those amounts, the eligibility of individuals and the time in which distributions may or must commence.  In addition, certain distributions from some other types of retirement plans may be transferred on a tax-deferred basis to an IRA.

Savings Incentive Match Plan For Employees (“SIMPLE IRA”).  This plan provides small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee’s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, which must make either matching contributions or non-elective contributions.  Contributions are tax-deductible for the employer, and participants do not pay taxes on contributions or earnings until they are withdrawn.

Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute to a Roth IRA.  Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years and the account holder has reached age 59½ (or certain other conditions apply).

Coverdell Education Savings Account (“CESA”).  Although not technically for retirement savings, a CESA provides a vehicle for saving for a child’s education.  A CESA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to a CESA, provided that no more than $2,000 may be contributed for any year to CESAs for the same beneficiary.  Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a member of his or her family).

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DESCRIPTION OF CLASSES

Ownership of the Trust is represented by transferable shares of beneficial interest.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares, par value $.001 per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

Currently, five series of shares of the Trust have been authorized pursuant to the Declaration of Trust: US Micro Cap Growth Fund, US Small Cap Growth Fund, US Focus Equity Fund, US 25 Equity Fund and Merger Arbitrage Fund.  Each Fund offers Class I and Class R shares.  The Trustees may authorize the creation of additional series and classes to offer investors additional investment portfolios within the Trust that would operate independently from the Trust’s present Funds, or to distinguish among shareholders, as may be necessary to comply with future regulations or other unforeseen circumstances.  Each series represents the interests of the shareholders of that series in a particular portfolio of Trust assets.  In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Shareholders are entitled to a full vote for each full share held.  The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders.  The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees.  Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust.  Also, a shareholders meeting for the purpose of electing or removing Trustees must be called, if so requested by the holders of record of 10% or more of the outstanding shares of the Trust.  In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares.  All series of shares will vote with respect to certain matters, such as election of Trustees.  When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund’s policies, only shareholders of the series affected by the matter may be entitled to vote.

All classes of shares of a given Fund are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class R shares are subject to a Rule 12b-1 fee;  (iii) Class R shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class; (iv) Class I shares are sold without a sales charge or Rule 12b-1 distribution fee and have a minimum initial investment requirement of $1,000,000; and (v) each class of shares will be exchangeable only into the same class of shares of any of the other Funds that offer that class.  All shares of the Trust issued and outstanding and all shares offered by its Prospectuses when issued are fully paid and non-assessable.  Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust.  In addition, shares have no conversion rights, except as described above.

The Declaration of Trust provides that no Trustee of the Trust is liable to the Trust or to a shareholder, nor is any Trustee liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.  It also provides that all third persons shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.  The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the Trustees, upon 60 days prior written notice to the Shareholders.  Any Series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.

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PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies, subject to the Board’s supervision and oversight.  Notwithstanding this delegation of responsibilities, the Fund reserves the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The Adviser's policy is to seek to make the best interests of its client its sole consideration when voting proxies (for those clients where the Adviser has been given proxy voting authority).  To implement this policy, the Adviser has developed specific voting procedures and guidelines, established the PineBridge Investments Proxy Committee (the “Proxy Committee”), and engaged a proxy voting vendor ("Proxy Service Vendor") to assist the Adviser in the execution of its procedures. The Proxy Committee is responsible for establishing, monitoring and updating the proxy voting guidelines. The proxy voting guidelines are implemented by a group of analysts at the Proxy Service Vendor.  The Proxy Committee works with these analysts on an ongoing basis to keep policies current, discuss emerging corporate governance issues, and evaluate vote decisions for new types of shareholder proposals. The Proxy Service Vendor will periodically prepare presentations for the Proxy Committee that provide an overview of the Adviser's voting patterns in comparison to a group of institutional investor peers, and also provide an analysis of governance trends and new issues that may appear as proxy voting items.  The Proxy Committee meets with the Proxy Service Vendor's research team to review the information depicted in these reports, in order to evaluate policy and voting-decision process updates. Proxy voting items are predominantly analyzed and evaluated and voted based on the proxy voting guidelines. With respect to certain pre-specified issues that normally appear in proxies, or, for unanticipated issues (where no policy instructions have been given to the Proxy Service Vendor), the related proxies will generally be automatically referred to the Adviser, which would then provide guidance on the voting of the same.

 In the case of a material conflict between the interests of the Adviser, a principal underwriter, or an affiliated person and those of its clients, including the Fund, the Adviser will take steps (which may include consulting with counsel) to address such conflicts, and will resolve all conflicts in the client’s best interest.

Every reasonable effort will be made to vote proxies.  However, the Adviser is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to the Fund and its shareholders.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll-free, 1-800-426-9157 or by accessing the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

It is the Trust’s policy to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Fund.  The Fund maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These portfolio holdings disclosure policies have been approved by the Board.

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In accordance with SEC regulatory requirements, the Fund will file a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the its Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports will be available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund’s portfolio holding information will also be available one month after each month end upon request at 1-800-426-9157.

The Fund’s portfolio holdings information may only be disclosed to persons who have a legitimate business reason to have the information.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Fund, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Fund.  This is not considered a legitimate business need for the information.

Non-public portfolio holdings information may only be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information or are subject to a general duty of confidentiality:

(a)	The Adviser and its access persons;

(b)	Administrator;

(c)	Fund Accountant;

(d)	Auditors of the Fund;

(e)	Legal counsel to the Fund or the independent Trustees of the Trust;

(f)	Companies that provide analytical services to the Fund and the Adviser;

(g)	Pricing services employed by the Fund;

(h)	Proxy voting services employed by the Fund;

(i)	Broker-dealers who provide execution or research services for the Fund (including identifying potential buyers and sellers of securities that are held by the Fund);

(j)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and

(k)	Companies that provide other services that are deemed to be beneficial to the Fund.

The Fund may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies.  The information is provided no earlier than one month following the completion of the most recent calendar month.

The Fund may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that: (1) the recipient is subject to a written confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program and (3) the recipient will not provide  this information to third parties.  In such cases, disclosure of the Fund’s portfolio holdings information may be made only with prior written approval of the Trust’s Chief Executive Officer, Chief Financial Officer, or its Chief Compliance Officer.

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Violations of these policies are reported to the Trust’s Board.  In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Any conflict between the interests of shareholders and the interests of the Adviser or any of their affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

ADDITIONAL INFORMATION

Reports To Shareholders.  The Trust sends audited annual and unaudited semi-annual reports to shareholders of the Fund.  In addition, the Transfer Agent sends a statement to each shareholder having an account with the Trust to confirm transactions in the account.

CODES OF ETHICS

The Trust, the Adviser and the Trust’s principal underwriter have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Codes of Ethics provide guidelines for personnel subject to the Codes of Ethics who invest in certain securities, including securities that may be purchased or held by a Fund.

FINANCIAL STATEMENTS

Because the Fund is new, it does not have financial information.  When it becomes available you may request a copy of the Annual Report at no charge by calling (800) 426-9157 or by writing the Fund at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM ISSUE CREDIT

Standard & Poor’s Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 – A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 – A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 – A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Investors Service’s Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

AAA — An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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D - An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service’s Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

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C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Short-Term Municipal Note Ratings

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes.  Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

Moody’s Investors Service’s US Municipal Short-Term Debt And Demand Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

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In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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PINEBRIDGE MUTUAL FUNDS
PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Declaration of Trust.
	(i)	Certificate of Trust dated October 24, 1996 is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A filed on October 28, 1996.
	(ii)	Amended and Restated Agreement and Declaration of Trust dated July 5, 2005 is herein incorporated by reference to Post Effective Amendment No. 18, filed on March 31, 2006.
	(iii)	Certificate of Amendment to Certificate of Trust dated January 28, 2010 is herein incorporated by reference to Post Effective Amendment No. 24, filed on March 30, 2010.
(b)	Amended and Restated By-Laws of Brazos Mutual Funds dated February 27, 2008 are herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.
(c)
Instruments Defining Rights of Security Holders – Rights of holders of the securities being registered are contained in Articles III, V, VI, VII and VIII of the Registrant’s Agreement and Declaration of Trust and Articles II, IV, VI and VII of the Registrant’s By-Laws.

(d)	Investment Advisory Agreements.
(i)
Investment Advisory Agreement, between PineBridge Mutual Funds and PineBridge Investments LLC, dated March 26, 2010, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011.

		(A)	Amendment to Schedule A to the Investment Advisory Agreement dated March 26, 2010 is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(e)	Distribution Agreement.
(i)
Distribution Agreement between PineBridge Mutual Funds, PineBridge Investments LLC and Quasar Distributors, LLC dated March 26, 2010, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011.

		(A)	Amendment to Exhibit A to the Distribution Agreement dated March 26, 2010 is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(f)	Bonus or Profit Sharing Contracts
(g)	Custody Agreements.
(i)
Custody Agreement between PineBridge Mutual Funds and U.S. Bank National Association , dated February 23, 2011, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011.

		(A)	Amendment to Exhibit C to the Custody Agreement dated February 23, 2011 is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(h)	Other Material Contracts.
(i)
Transfer Agent Servicing Agreement between PineBridge Mutual Funds and U.S. Bancorp Fund Services, LLC, dated February 23, 2011, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011.

		(A)	Amendment to Exhibit A to the Transfer Agent Agreement dated February 23, 2011 is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(ii)
Fund Administration Servicing Agreement between PineBridge Mutual Funds and U.S. Bancorp Fund Services, LLC, dated February 23, 2011, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011.

		(A)	Amendment to Exhibit A to the Fund Administration Servicing Agreement dated February 23, 2011 is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.

(iii)
Fund Accounting Servicing Agreement between PineBridge Mutual Funds and U.S. Bancorp Fund Services, LLC, dated February 23, 2011, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011

		(A)	Amendment to Exhibit A to the Fund Accounting Servicing Agreement dated February 23, 2011 – is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(iv)
Prospect Servicing Agreement between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and U.S. Bancorp Fund Services, LLC, dated November 25, 2002 is herein incorporated by reference to Post Effective Amendment No. 14, filed on March 28, 2003.

(A)
Amendment to Prospect Servicing Agreement between Brazos Mutual Funds, John McStay Investment Counsel, L.P. and U.S. Bancorp Fund Services, LLC, dated July 10, 2008 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.

(v)
Fulfillment Servicing Agreement between Brazos Mutual Funds, John McStay Investment Counsel, Rafferty Capital Markets, Inc., and Firstar Mutual Fund Services, LLC dated October 1, 1998 is herein incorporated by reference to Post effective Amendment No. 4, filed on October 13, 1998.

	(vi)	Service Agreement between Brazos Mutual Funds and SunAmerica Fund Services, Inc. dated June 25, 1999 is herein incorporated by reference to Post Effective Amendment No. 12, filed on February 11, 2002.
	(vii)	Secretary’s Certificate dated December 13, 1996 is herein incorporated by reference to Pre Effective Amendment 2, filed on December 17, 1996.
	(ix)	Expense Limitation Agreement – is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(i)	Opinion and Consent of K&L Gates LLP –to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm – not applicable.
(k)	Omitted Financial Statements - Not applicable.
(l)
Subscription Agreement between Brazos Mutual Funds and John McStay Investment Counsel dated December 11, 1996 is herein incorporated by reference to Pre-Effective Amendment No. 2, filed on December 17, 1996.

(m)	Rule 12b-1 Plan.
	(i)	Class R Distribution Plan – is herein incorporated by reference to Post Effective Amendment No. 28, filed on September 19, 2011.
(n)	Plan Pursuant to Rule 18f-3 dated August 10, 2007 is herein incorporated by reference to Post Effective Amendment No. 22, filed on March 27, 2009.
(o)	Reserved.
(p)	Code of Ethics.
	(i)	Code of Ethics of PineBridge Investments effective March, 2010, is herein incorporated by reference to Post Effective Amendment No. 25, filed on March 30, 2011.
	(ii)	Code of Ethics of Brazos Mutual Funds is herein incorporated by reference to Post-Effective Amendment No. 17, filed on March 30, 2005.
	(iii)	Code of Ethics for Access Persons of Quasar Distributors, LLC dated April 24, 2001 is herein incorporated by reference to Post-Effective Amendment No. 14, filed on March 28, 2003.
(q)	Other Exhibits
	(i)	Power of Attorney is hereby incorporated by reference to Post-Effective Amendment No. 25, filed on March 30, 2011.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

Registrant is not controlled by or under common control with any person.

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Item 30.  Indemnification.

Reference is made to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust which is incorporated by referenced to Exhibit (a)(5) to Post Effective Amendment No. 18.

Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended:

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, office or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of the Adviser are contained in Section 8 of the Investment Advisory Agreement with Registrant as follows:

The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Adviser, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

Provisions for indemnification of the principal underwriter, Quasar Distributors, LLC, is contained in Section 7 of its Distribution Agreement with Registrant as follows:

The Trust shall indemnify, defend and hold the Distributor and each of its managers, officers, employees, representatives and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys’ fees) (collectively, “Losses”) that the Distributor Indemnitees may sustain or incur or that may be asserted against a Distributor Indemnitee by any person (i) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Trust or its agent, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iii) based upon the Trust’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, however, that the Trust’s obligation to indemnify the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any advertisement or sales literature in reliance upon and in conformity with written information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof.  The Trust’s agreement to indemnify the Distributor Indemnitees is expressly conditioned upon the Trust being notified of such action or claim of loss brought against the Distributor Indemnitees within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitees, unless the failure to give notice does not prejudice the Trust; provided, that the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Trust’s indemnity agreement contained in this Section 7(A).

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The Trust shall be entitled to participate at its own expense in the defense, or if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by the Trust and approved by the Distributor, which approval shall not be unreasonably withheld.  In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitees in such suit shall bear the fees and expenses of any additional counsel retained by them.  If the Trust does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Trust, or if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Trust and the Distributor Indemnitees, the Trust will reimburse the Distributor Indemnitees for the reasonable fees and expenses of any counsel retained by them.  The Trust’s indemnification agreement contained in Sections 7(A) and 7(B) herein shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor Indemnitees and shall survive the delivery of any Shares and the termination of this Agreement.  This agreement of indemnity will inure exclusively to the benefit of the Distributor Indemnitees and their successors.  The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against the Trust or any of its officers or trustees in connection with the offer and sale of any of the Shares.

The Trust shall advance attorneys’ fees and other expenses incurred by any Distributor Indemnitee in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 7 to the maximum extent permissible under applicable law.

The Distributor shall indemnify, defend and hold the Trust and each of its trustees, officers, employees, representatives and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the “Trust Indemnitees”), free and harmless from and against any and all Losses that the Trust Indemnitees may sustain or incur or that may be asserted against a Trust Indemnitee by any person (i) arising out of or based upon any untrue or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Distributor or based on information provided by the Distributor, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statement not misleading, or (iii) based upon the Distributor’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, however, that with respect to clauses (i) and (ii), above, the Distributor’s obligation to indemnify the Trust Indemnitees shall only be deemed to cover Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any advertisement or sales literature in reliance upon and in conformity with written information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof.  The Distributor’s agreement to indemnify the Trust Indemnitees is expressly conditioned upon the Distributor being notified of any action or claim of loss brought against the Trust Indemnitees within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Trust Indemnitees, unless the failure to give notice does not prejudice the Distributor; provided, that the failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 7(D).

The Distributor shall be entitled to participate at its own expense in the defense, or if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Trust, which approval shall not be unreasonably withheld.  In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the Trust Indemnitees in such suit shall bear the fees and expenses of any additional counsel retained by them.  If the Distributor does not elect to assume the defense of any such suit, or in case the Trust does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor, or if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Trust Indemnitees and the Distributor, the Distributor will reimburse the Trust Indemnitees for the reasonable fees and expenses of any counsel retained by them.  The Distributor’s indemnification agreement contained in Sections 7(D) and 7(E) herein shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Trust Indemnitees and shall survive the delivery of any Shares and the termination of this Agreement.  This agreement of indemnity will inure exclusively to the benefit of the Trust Indemnitees and their successors.  The Distributor agrees promptly to notify the Trust of the commencement of any litigation or proceedings against the Distributor or any of its officers or directors in connection with the offer and sale of any of the Shares.

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The Distributor shall advance attorneys’ fees and other expenses incurred by any Trust Indemnitee in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 7 to the maximum extent permissible under applicable law.

No party to this Agreement shall be liable to the other parties for consequential, special or punitive damages under any provision of this Agreement.

No person shall be obligated to provide indemnification under this Section 7 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act or the rules of FINRA; provided, however, in such event indemnification shall be provided under this Section 7 to the maximum extent so permissible.

Item 31.  Business and Other Connections of Investment Adviser.

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement and “The Adviser” in Part B of this Registration Statement.  With respect to the Officers of the Adviser, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 3, 2011.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s web site at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios

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Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202

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Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	PineBridge Investments LLC 399 Park Avenue, 4th Floor New York, New York 10022
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

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SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 14th day of October, 2011.
                                                                                             PineBridge Mutual Funds
                                                                                             Registrant

                                                                                             By:  /s/ Robin C. Thorn
                                                                                                    Robin C. Thorn
                                                                                                    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
George W. Gau* George W. Gau	Chairman of the Board, Trustee	October 14, 2011
/s/ Robin C. Thorn Robin C. Thorn	President, Trustee	October 14, 2011
John H. Massey* John H. Massey	Trustee	October 14, 2011
David M. Reichert* David M. Reichert	Trustee	October 14, 2011
/s/ Joseph Altobelli* Joseph Altobelli	Chief Financial Officer and Treasurer	October 14, 2011

By: /s/   Robin C. Thorn
       Robin C. Thorn
       Attorney-in-fact

*Robin C. Thorn signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

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